CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.25%	SOFR (Q)	6.50%		11/6/2025		$1,826	$1,735	(e)(f)
Clarios Global LP		1st Lien Term Loan	7.35%	SOFR (M)	2.50%		5/6/2030		7,817	7,809
Collision SP Subco, LLC		1st Lien Revolving Loan	10.75%	SOFR (Q)	5.50%		1/29/2030		11	11	(e)(h)
Collision SP Subco, LLC		1st Lien Term Loan	10.75%	SOFR (Q)	5.50%		1/29/2030		744	744	(e)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	10.18%	SOFR (Q)	5.50%		1/29/2030		136	136	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	9.05%	SOFR (M)	3.75%		1/20/2026		1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	7.68%	SOFR (Q)	2.93%		1/20/2027		6,169	4,812	(e)(f)(j)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	7.68%	SOFR (Q)	2.93%		1/20/2027		1,498	1,169	(e)(f)(j)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					8/10/2027		—	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	12.34%	SOFR (Q)	7.25%		11/9/2028		5,942	5,942	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delay Draw Term Loan	12.34%	SOFR (Q)	7.25%		11/9/2028		4,209	4,209	(e)
LTI Holdings, Inc.		1st Lien Term Loan	9.60%	SOFR (M)	4.75%		7/29/2029		6,900	6,781
New Churchill Holdco LLC		1st Lien Revolving Loan					11/9/2029		—	—	(e)(h)
New Churchill Holdco LLC		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		11/9/2029		1,203	1,203	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	10.10%	SOFR (Q)	5.50%		11/9/2029		926	926	(e)(h)
Sun Acquirer Corp.		1st Lien Revolving Loan					9/8/2027		—	—	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	10.71%	SOFR (M)	5.75%		9/8/2028		8,150	8,150	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	10.71%	SOFR (M)	5.75%		9/8/2028		4,776	4,777	(e)(h)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan	10.85%	SOFR (Q)	5.75%		2/13/2030		—	—	(e)(h)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	10.86%	SOFR (Q)	5.75%		2/13/2031		11,308	11,308	(e)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan					2/13/2031		—	—	(e)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		1/30/2031		23,450	23,410
										83,123		2.01%
Capital Goods
Airx Climate Solutions, Inc.		1st Lien Revolving Loan					11/07/2029		—	—	(e)(h)
Airx Climate Solutions, Inc.		1st Lien Term Loan	11.03%	SOFR (Q)	5.75%		11/07/2029		1,502	1,502	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	10.25%	SOFR (S)	5.00%		11/07/2029		2,433	2,432	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan					11/07/2029		—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
AllClear Military Inc.		1st Lien Term Loan					08/10/2025			1,880	846	(e)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		08/19/2031			9,277	9,284
Artera Services, LLC		1st Lien Term Loan	9.10%	SOFR (Q)	4.50%		02/15/2031			12,229	11,890
BCPE Empire Holdings, Inc.		1st Lien Term Loan	8.85%	SOFR (M)	4.00%		12/11/2028			3,479	3,478
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan					06/07/2030			—	—	(e)(h)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	10.12%	SOFR (M)	5.00%		06/09/2031			2,238	2,215	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan					06/09/2031			—	—	(e)(h)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Revolving Loan	9.86%	SOFR (M)	4.75%		10/31/2025			596	596	(e)(h)
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)		1st Lien Term Loan	10.60%	SOFR (Q)	6.00%		10/31/2025			4,654	4,653	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.20%	EURIBOR (S)	7.42%		11/24/2028			€878	978	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.10%	SOFR (S)	5.75%		11/24/2028			1,691	1,690	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	12.45%	SOFR (S)	7.42%		11/24/2028			536	536	(e)
Brown Group Holding, LLC		1st Lien Term Loan					07/01/2031			9,814	9,785	(i)
Burgess Point Purchaser Corporation		1st Lien Term Loan	10.20%	SOFR (M)	5.25%		07/25/2029			4,115	3,871
Chart Industries, Inc.		1st Lien Term Loan	7.82%	SOFR (S)	2.50%		03/15/2030			7,646	7,627	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	11.70%	SONIA (S)	6.50%		05/09/2031			£1,491	1,993	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					05/09/2031			£—	—	(e)(h)(i)
CP Atlas Buyer Inc		1st Lien Term Loan	8.70%	SOFR (M)	3.75%		11/23/2027			8,129	8,012
CPIG Holdco Inc.		1st Lien Revolving Loan	10.18%	SOFR (Q)	4.75%		04/28/2028			1	1	(e)(h)
CPIG Holdco Inc.		1st Lien Term Loan	12.43%	SOFR (Q)	7.00%		04/28/2028			3,834	3,834	(e)
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Revolving Loan					10/18/2029			—	—	(e)(h)
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Term Loan	11.25%	SOFR (Q)	6.00%		10/18/2030			3,173	3,173	(e)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	11.61%	SOFR (Q)	6.50%		12/30/2027			847	846	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	11.71%	SOFR (Q)	6.50%		12/30/2027			3,273	3,273	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		08/24/2028			18,269	18,272
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan					07/22/2030		CAD	—	—	(e)(h)
Generator Buyer, Inc.	Canada	1st Lien Term Loan	9.22%	CORRA (Q)	5.25%		07/22/2030		CAD	2,040	1,482	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	9.22%	CORRA (Q)	5.25%		07/22/2030		CAD	69	51	(e)(h)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/01/2030			—	—	(e)(h)
GSV Purchaser, Inc.		1st Lien Term Loan	10.00%	SOFR (Q)	4.75%		08/01/2031			4,087	4,087	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan					08/01/2031			—	—	(e)(h)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	11.95%	SOFR (M)	7.00%		03/29/2030			473	473	(e)
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan	10.33%	SOFR (S)	5.00%		02/15/2029			11,697	11,629
INNIO Group Holding GmbH	Germany	1st Lien Term Loan	7.41%	EURIBOR (S)	3.75%		11/02/2028			€6,900	7,699
Kaman Corporation		1st Lien Term Loan	8.10%	SOFR (Q)	3.50%		04/21/2031			14,254	14,296
Kene Acquisition, Inc.		1st Lien Revolving Loan					02/07/2031			—	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	10.10%	SOFR (Q)	5.25%		02/07/2031			1,792	1,792	(e)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan					02/07/2031			—	—	(e)(h)
LBM Acquisition LLC		1st Lien Term Loan	8.70%	SOFR (M)	3.75%		12/17/2027			1,721	1,708
LBM Acquisition LLC		1st Lien Term Loan	8.97%	SOFR (M)	3.75%		06/06/2031			6,557	6,422
Maverick Acquisition, Inc.		1st Lien Term Loan	10.85%	SOFR (Q)	6.25%		06/01/2027			5,200	4,056	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delay Draw Term Loan	10.85%	SOFR (Q)	6.25%		06/01/2027			1,185	925	(e)
Osmose Utilities Services, Inc.		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		06/23/2028			16,472	16,308
Osmose Utilities Services, Inc.		2nd Lien Term Loan	12.11%	SOFR (M)	6.75%		06/25/2029			8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	8.70%	SOFR (M)	3.50%		07/31/2028			32,896	32,846
Patriot Container Corp.		1st Lien Term Loan	13.00%				09/09/2030			24,910	24,225	(e)(g)
Patriot Container Corp.		1st Lien Delay Draw Term Loan					09/09/2030			—	—	(e)(h)
Prime Buyer, L.L.C.		1st Lien Revolving Loan	10.47%	SOFR (M)	5.25%		12/22/2026			1,063	1,063	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.20%	SOFR (M)	5.25%		12/22/2026			13,456	13,456	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	10.95%	SONIA (M)	6.00%		03/29/2027			£373	498	(e)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		03/29/2027			4,136	4,136	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	11.21%	SOFR (Q)	6.00%		03/29/2027			315	315	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		03/29/2027			5,191	5,191	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan	10.70%	SOFR (M)	5.75%		10/31/2025			—	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.70%	SOFR (M)	5.75%		10/31/2025			443	443	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	8.70%	SOFR (M)	3.75%		10/15/2028			7,960	7,898

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SPX Flow, Inc.		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		04/05/2029		4,402	4,405	(f)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.70%	SOFR (M)	5.75%		10/31/2025		219	219	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan					05/30/2031		—	—	(e)(h)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	9.74%	SOFR (Q)	5.00%		05/30/2031		1,773	1,747	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan					05/30/2031		—	—	(e)(h)
TransDigm Inc.		1st Lien Term Loan	7.35%	SOFR (Q)	2.75%		03/22/2030		12,212	12,208
TransDigm Inc.		1st Lien Term Loan	7.10%	SOFR (Q)	2.50%		02/28/2031		17,763	17,689
TransDigm Inc.		1st Lien Term Loan					01/19/2032		2,000	1,992	(i)
Two Six Labs, LLC		1st Lien Revolving Loan					08/20/2027		—	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		08/20/2027		7,243	7,242	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	10.60%	SOFR (Q)	6.00%		08/20/2027		1,328	1,328	(e)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.25%		08/20/2027		2,821	2,821	(e)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan					08/20/2027		—	—	(e)(h)
Victory Buyer LLC		1st Lien Term Loan	8.72%	SOFR (M)	3.75%		11/19/2028		8,552	8,202
WEC US Holdings Ltd.		1st Lien Term Loan	7.60%	SOFR (M)	2.75%		01/27/2031		29,910	29,893
Wilsonart LLC		1st Lien Term Loan	8.85%	SOFR (Q)	4.25%		08/05/2031		4,445	4,393
										362,080		8.76%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	14.48%	SOFR (Q)	9.00%		02/09/2026		2,853	2,425	(e)(f)
Aero Operating LLC		1st Lien Term Loan	13.74%	SOFR (Q)	9.00%		02/09/2026		90	77	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Term Loan	13.74%	SOFR (Q)	9.00%		02/09/2026		817	694	(e)(f)
Aldinger Company		1st Lien Revolving Loan					07/01/2027		—	—	(e)(h)
Aldinger Company		1st Lien Term Loan	10.10%	SOFR (M)	5.25%		07/01/2027		1,255	1,242	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	10.10%	SOFR (M)	5.25%		07/01/2027		455	451	(e)(h)
AMCP Clean Acquisition Company, LLC		1st Lien Term Loan	10.06%	SOFR (Q)	5.00%		06/15/2028		804	804	(e)(f)
Applied Technical Services, LLC		1st Lien Revolving Loan	12.75%	PRIME (Q)	4.75%		12/29/2026		572	561	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		12/29/2026		4,501	4,411	(e)(f)
Applied Technical Services, LLC		1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		12/29/2026		569	557	(e)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.75%		12/29/2026		6,500	6,370	(e)(f)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	6.00%		12/29/2026		567	556	(e)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	8.56%	EURIBOR (Q)	4.93%		07/28/2028		€6,500	6,832
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	8.43%	EURIBOR (Q)	4.75%		07/17/2028		€473	526	(e)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/14/2029		—	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	9.45%	SOFR (M)	4.50%		11/13/2029		18,100	18,100	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	13.45%	SOFR (M)	8.50%		11/12/2030		9,246	9,246	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					11/13/2029		—	—	(e)(h)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan					11/12/2030		—	—	(e)(h)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	9.97%	SONIA (S)	5.00%		08/05/2031		£1,173	1,568	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.30%	SONIA (Q)	5.00%		08/05/2031		£1,657	2,215	(e)(h)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	11.49%	SONIA (S)	6.50%		04/15/2031		£12,356	16,520	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	11.49%	SONIA (S)	6.50%		04/15/2031		£5,402	7,223	(e)(h)
Compex Legal Services, Inc.		1st Lien Revolving Loan	10.80%	SOFR (Q)	5.45%		02/07/2025		450	450	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.15%	SOFR (Q)	5.45%		02/09/2026		1,261	1,261	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.00%	SOFR (Q)	4.25%		03/27/2028		14,679	13,295	(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/12/2031		—	—	(e)(h)
Dorado Bidco, Inc.		1st Lien Term Loan	9.08%	SOFR (S)	4.50%		09/12/2031		2,697	2,670	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/12/2031		—	—	(e)(h)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/27/2030		—	—	(e)(h)
DP Flores Holdings, LLC		1st Lien Term Loan	11.36%	SOFR (S)	6.50%		09/27/2030		3,868	3,791	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/27/2030		—	—	(e)(h)
Drogon Bidco Inc.		1st Lien Revolving Loan					08/30/2030		—	—	(e)(h)
Drogon Bidco Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		08/29/2031		1,372	1,358	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan					08/29/2031		—	—	(e)(h)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	7.61%	SOFR (M)	2.75%		01/18/2029		16,020	16,001
DuraServ LLC		1st Lien Revolving Loan					06/10/2030		—	—	(e)(h)
DuraServ LLC		1st Lien Term Loan	9.86%	SOFR (M)	4.75%		06/10/2031		594	588	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	9.86%	SOFR (M)	4.75%		06/10/2031		15	15	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Eagle Parent Corp.		1st Lien Term Loan	8.85%	SOFR (Q)	4.25%		04/02/2029		7,267	6,875
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	11.17%	SOFR (Q)	6.00%		12/18/2026		303	297	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.47%	SOFR (Q)	6.00%		12/18/2026		1,299	1,273	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.40%	SOFR (Q)	6.00%		12/18/2026		620	607	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.40%	SOFR (Q)	6.00%		12/18/2026		1,737	1,703	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.17%	SOFR (Q)	6.00%		12/18/2026		371	364	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	7.50%	EURIBOR (S)	7.25%		03/13/2030		€3,323	3,700	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.92%	EURIBOR (S)	7.25%		03/13/2030		€222	247	(e)(g)(h)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	11.35%	SOFR (M)	6.50%		05/12/2028		1,110	1,110	(e)(h)
Flywheel Acquireco, Inc.		1st Lien Term Loan	11.35%	SOFR (M)	6.50%		05/13/2030		13,679	13,679	(e)
GCM HVAC HOLDCO, LLC		1st Lien Term Loan	14.00%				09/16/2031		1,351	1,320	(e)
HH-Stella, Inc.		1st Lien Revolving Loan	10.25%	SOFR (Q)	5.50%		04/22/2027		127	127	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		04/24/2028		5,984	5,984	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	10.25%	SOFR (Q)	5.50%		04/24/2028		2,848	2,848	(e)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	10.29%	SOFR (Q)	5.50%		04/24/2028		81	81	(e)(h)
HP RSS Buyer, Inc.		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		12/11/2029		1,259	1,259	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.00%		12/11/2029		1,081	1,081	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	4.75%		12/11/2029		75	75	(e)(h)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.79%	EURIBOR (Q)	6.35%		09/10/2031		€1,250	1,392	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	11.22%	SOFR (Q)	6.35%		09/10/2031		€1,250	1,391	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan					09/10/2031		€—	—	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	12.45%	SOFR (M)	7.50%		11/23/2029		4,983	4,983	(e)
IRI Group Holdings, Inc.		1st Lien Revolving Loan	9.85%	SOFR (M)	4.00%		12/01/2027		731	731	(e)(h)
IRI Group Holdings, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		12/01/2028		25,127	25,127	(e)(f)(g)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delay Draw Term Loan	16.82%	SONIA (S)	11.75%		11/26/2025		£810	888	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	13.40%	SOFR (Q)	8.00%		11/06/2028		2,985	2,985	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	10.65%	SOFR (S)	5.25%		11/06/2028		6,761	6,761	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Kellermeyer Bergensons Services, LLC		1st Lien Delay Draw Term Loan					11/06/2028			—	—	(e)(g)(h)
Kings Buyer, LLC		1st Lien Revolving Loan	12.00%	PRIME (Q)	4.00%		10/29/2027			47	47	(e)(h)
Kings Buyer, LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		10/29/2027			3,411	3,410	(e)
KPS Global LLC		1st Lien Revolving Loan					09/30/2030			—	—	(e)(h)
KPS Global LLC		1st Lien Term Loan	9.60%	SOFR (S)	4.75%		09/30/2030			2,089	2,048	(e)(f)
LABL, Inc.		1st Lien Term Loan	9.95%	SOFR (M)	5.00%		10/29/2028			16,347	15,947
Laboratories Bidco LLC		1st Lien Revolving Loan	12.75%	PRIME (Q)	4.75%		07/23/2029			630	510	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	10.50%	SOFR (S)	5.75%		07/23/2029			1,908	1,545	(e)(f)(g)
Laboratories Bidco LLC		1st Lien Term Loan	9.87%	SOFR (S)	5.75%		07/23/2029		CAD	1,778	1,065	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		07/23/2029			7,950	6,439	(e)(f)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.75%		07/23/2029			292	237	(e)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.67%	EURIBOR (S)	7.00%		11/30/2026			€569	633	(e)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.67%	CDOR (S)	7.00%		11/30/2026			€746	831	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan					07/26/2030			—	—	(e)(h)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	10.14%	SOFR (Q)	5.00%		07/28/2031			1,315	1,295	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan					07/28/2031			—	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan					05/04/2029			—	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		05/06/2030			1,254	1,254	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.00%		05/06/2030			433	433	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Term Loan	10.34%	EURIBOR (S)	6.75%		07/31/2026			£1,225	1,638	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.27%	SOFR (S)	6.50%		07/31/2026			610	609	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.02%	SONIA (S)	6.75%		07/31/2026			£2,356	3,150	(e)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	11.25%	SONIA (M)	6.25%		01/07/2027			£148	198	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.58%	SOFR (S)	6.25%		01/07/2027			2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.50%	SONIA (S)	6.25%		01/07/2027			£1,052	1,406	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/11/2027			—	—	(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	10.15%	SOFR (Q)	4.75%		10/11/2028			13,145	12,264	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	10.40%	SOFR (Q)	5.00%		04/11/2029			15,206	14,244	(f)
Neptune BidCo US Inc.		2nd Lien Term Loan	15.15%	SOFR (Q)	9.75%		10/11/2029			9,882	9,784	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Nest Topco Borrower Inc.		1st Lien Term Loan	15.50%	PRIME (Q)	7.50%		08/31/2029		13,162	13,162	(e)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	11.10%	SOFR (Q)	6.50%		05/17/2028		7	7	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.10%	SOFR (Q)	6.50%		05/17/2028		44	45	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	11.10%	SOFR (Q)	6.50%		05/17/2028		124	125	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	11.80%	SOFR (Q)	6.50%		05/17/2028		72	72	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.94%	SOFR (Q)	5.25%		05/17/2028		213	213	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	10.50%	SOFR (M)	5.25%		07/16/2027		59	59	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.25%		07/16/2027		1,296	1,296	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan					07/16/2027		285	285	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.25%		07/16/2027		474	475	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.25%		07/16/2027		736	737	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.37%	SOFR (Q)	5.25%		07/16/2027		21	21	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.53%	SOFR (Q)	5.25%		07/16/2027		202	202	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.31%	SOFR (S)	5.25%		07/16/2027		186	186	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.64%	SOFR (Q)	5.00%		07/16/2027		28	28	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.76%	SONIA (S)	5.75%		12/11/2028		£4,915	6,447
Priority Waste Holdings LLC		1st Lien Revolving Loan	10.83%	SOFR (Q)	5.50%		08/20/2029		2	2	(e)(h)
Priority Waste Holdings LLC		1st Lien Term Loan	13.33%	SOFR (Q)	8.00%		08/20/2029		1,840	1,693	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	13.33%	SOFR (S)	8.00%		08/20/2029		3,312	3,047	(e)(f)(g)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	13.33%	SOFR (Q)	8.00%		08/20/2029		1,971	1,813	(e)(g)
PSC Parent, Inc.		1st Lien Revolving Loan	10.10%	SOFR (M)	5.25%		04/03/2030		563	557	(e)(h)
PSC Parent, Inc.		1st Lien Term Loan	10.42%	SOFR (M)	5.25%		04/03/2031		4,437	4,393	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan					04/03/2031		—	—	(e)(h)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	10.10%	SOFR (M)	5.25%		04/03/2031		740	732	(e)
Pye-Barker Fire & Safety, LLC		1st Lien Revolving Loan	9.10%	SOFR (Q)	4.50%		05/24/2030		86	85	(e)(h)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	9.10%	SOFR (Q)	4.50%		05/26/2031		629	629	(e)(f)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	9.10%	SOFR (Q)	4.50%		05/26/2031		2,123	2,122	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan					05/26/2031		—	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolving Loan	10.46%	SOFR (Q)	5.00%		08/26/2027		726	726	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	10.57%	SOFR (S)	5.00%		08/26/2027		4,073	4,073	(e)(f)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	10.96%	SOFR (Q)	5.75%		07/26/2027		147	147	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	10.96%	SOFR (Q)	5.75%		07/26/2027		2,060	2,060	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	10.03%	SONIA (M)	4.94%		09/06/2030		£3,497	4,676	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.01%	SONIA (Q)	4.94%		08/07/2028		£1,272	1,701	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.66%	EURIBOR (Q)	4.94%		09/06/2030		€1,061	1,181	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.14%	SONIA (Q)	4.88%		09/06/2030		£13,676	18,284	(e)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.01%	SONIA (Q)	4.94%		09/06/2030		£4,779	6,390	(e)
Saturn Purchaser Corp.		1st Lien Term Loan	10.49%	SOFR (Q)	5.25%		07/23/2029		230	230	(e)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	10.70%	SOFR (M)	5.75%		12/16/2027		216	216	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.70%	SOFR (M)	5.75%		12/16/2027		2,155	2,155	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	10.70%	SOFR (M)	5.75%		12/16/2027		1,492	1,492	(e)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan					12/16/2027		—	—	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	10.59%	SOFR (Q)	5.50%		06/05/2026		610	610	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	10.59%	SOFR (Q)	5.50%		06/05/2026		30,690	30,690	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	10.59%	SOFR (Q)	5.50%		06/05/2026		63	63	(e)(h)
Stealth Holding LLC		1st Lien Term Loan	11.50%	SOFR (Q)	6.75%		03/02/2026		2,411	2,411	(e)(f)
Stealth Holding LLC		1st Lien Term Loan	12.20%	SOFR (Q)	6.75%		03/02/2026		243	243	(e)
Stealth Holding LLC		1st Lien Delay Draw Term Loan	11.96%	SOFR (Q)	6.75%		03/02/2026		962	962	(e)
Stealth Holding LLC		1st Lien Delay Draw Term Loan	11.50%	SOFR (Q)	6.75%		03/02/2026		3,174	3,174	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.75%	SONIA (S)	7.50%		04/06/2027		£10,260	13,641	(e)(f)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.48%	SONIA (S)	8.25%		04/06/2027		£507	678	(e)
SV Newco 2, Inc.		1st Lien Revolving Loan					06/02/2031		—	—	(e)(h)
SV Newco 2, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	4.75%		06/02/2031		940	926	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan					06/02/2031			—	—	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	8.59%	SOFR (Q)	4.00%		08/16/2027			196	196	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	10.26%	SOFR (Q)	5.00%		08/16/2027			4,410	4,410	(e)(f)
The Hiller Companies, LLC		1st Lien Revolving Loan					06/20/2030			—	—	(e)(h)
The Hiller Companies, LLC		1st Lien Term Loan	10.34%	SOFR (Q)	5.00%		06/20/2030			3,806	3,768	(e)(f)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan	10.12%	SOFR (Q)	5.00%		06/20/2030			209	208	(e)(h)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan					08/31/2028			—	—	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.46%	SOFR (Q)	7.25%		08/31/2029			3,582	3,582	(e)
TSS Buyer, LLC		1st Lien Term Loan	10.45%	SOFR (M)	5.50%		06/22/2029			258	259	(e)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	10.45%	SOFR (Q)	5.50%		06/22/2029			176	176	(e)(h)
UCIT Online Security Inc.	Canada	1st Lien Term Loan	11.50%	SOFR (Q)	6.75%		03/02/2026			1,607	1,607	(e)(f)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	8.23%	SOFR (Q)	2.75%		09/29/2028			—	—	(e)(h)
Unifi Aviation North America, LLC		1st Lien Term Loan	10.70%	SOFR (Q)	5.25%		09/29/2028			2,021	1,991	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan					09/29/2028			—	—	(e)(h)
UP Intermediate II LLC		1st Lien Revolving Loan	10.10%	SOFR (M)	5.25%		03/14/2030			130	130	(e)(h)
UP Intermediate II LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		03/14/2031			372	372	(e)(f)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	8.79%	EURIBOR (M)	5.25%		11/03/2029			€6,000	6,595
Visual Edge Technology, Inc.		1st Lien Term Loan	12.27%	SOFR (Q)	7.00%		12/31/2025			2,206	2,206	(e)(g)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan					12/31/2025			—	—	(e)(h)
VRC Companies, LLC		1st Lien Revolving Loan					06/29/2027			—	—	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	11.01%	SOFR (Q)	5.50%		06/29/2027			16,405	16,241	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	8.60%	SOFR (Q)	4.00%		05/24/2030			889	872	(e)(h)
W.S. Connelly & Co., LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		05/24/2030			599	587	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.25%		05/24/2030			146	145	(e)(h)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan					05/24/2030			—	—	(e)(h)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.97%	BBSY (M)	5.63%		12/23/2027		AUD	11,142	7,703	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	10.34%	BBSY (S)	5.63%		12/23/2027		AUD	1,337	924	(e)
Xplor T1, LLC		1st Lien Term Loan	8.85%	SOFR (Q)	4.25%		06/24/2031			3,675	3,689	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Zinc Buyer Corporation		1st Lien Revolving Loan					07/24/2031			—	—	(e)(h)
Zinc Buyer Corporation		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		07/24/2031			1,381	1,367	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/24/2031			—	—	(e)(h)
											479,972		11.61%
Consumer Discretionary Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	8.23%	SOFR (Q)	2.75%		11/5/2026			1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	11.25%	SOFR (Q)	6.50%		11/5/2027			3,457	3,215	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan	11.25%	SOFR (Q)	6.50%		11/5/2027			815	758	(e)
BradyIFS Holdings, LLC		1st Lien Term Loan	11.25%	SOFR (Q)	6.00%		10/31/2029			18,109	18,109	(e)(f)
BradyIFS Holdings, LLC		1st Lien Delay Draw Term Loan	11.25%	SOFR (Q)	6.00%		10/31/2029			1,428	1,428	(e)(h)
Hills Distribution, Inc.		1st Lien Revolving Loan	9.61%	SOFR (M)	4.50%		11/8/2029			1	1	(e)(h)
Hills Distribution, Inc.		1st Lien Term Loan	11.11%	SOFR (M)	6.00%		11/8/2029			530	530	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan					11/8/2029			—	—	(e)(h)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.73%	SOFR (Q)	6.25%		6/23/2028			10,598	9,644	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	11.73%	SOFR (Q)	6.25%		6/23/2028			3,496%	3,181%	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Revolving Loan	8.00%	SOFR (Q)	3.25%		5/4/2026			—	—	(e)(h)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		5/4/2028			34,825	34,782
Phoenix YW Buyer, Inc.		1st Lien Revolving Loan					5/31/2030			—	—	(e)(h)
Phoenix YW Buyer, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		5/31/2030			6,216	6,092	(e)(f)
Reddy Ice LLC		1st Lien Revolving Loan	12.25%	PRIME (Q)	3.75%		4/23/2029			—	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	10.06%	SOFR (Q)	4.75%		4/23/2029			38,623	38,352	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	9.61%	SOFR (M)	4.75%		4/23/2029			9,139	9,075	(e)
Saldon Holdings, Inc.		1st Lien Revolving Loan	10.95%	SOFR (M)	6.00%		3/13/2026			35	35	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	10.95%	SOFR (M)	6.00%		3/13/2026			8,006	8,006	(e)(f)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan					3/13/2026			—	—	(e)(h)
SCIH Salt Holdings Inc.		1st Lien Term Loan	8.76%	SOFR (Q)	3.50%		3/16/2027			27,037	27,013
Trader Corporation	Canada	1st Lien Revolving Loan					12/21/2029		CAD	—	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	9.79%	CORRA (M)	5.50%		12/21/2029		CAD	2,157	1,595	(e)(f)
Trader Corporation	Canada	1st Lien Term Loan	9.80%	CORRA (S)	5.50%		12/21/2029		CAD	229	169	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
US Salt Investors, LLC		1st Lien Revolving Loan					7/20/2026		—	—	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	5.25%		7/19/2028		5,732	5,732	(e)(f)
Wrench Group LLC		1st Lien Term Loan	8.87%	SOFR (Q)	4.00%		10/30/2028		7,643	7,637	(f)
										175,355		4.24%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Term Loan	10.73%	SOFR (Q)	5.50%		08/06/2029		964	964	(e)
Centric Brands TopCo, LLC		1st Lien Term Loan	11.73%	SOFR (Q)	6.50%		02/06/2031		995	995	(e)(g)
Centric Brands TopCo, LLC		1st Lien Term Loan	13.23%	SOFR (Q)	8.00%		02/06/2031		875	875	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/01/2025		—	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	11.20%	SOFR (M)	6.25%		11/01/2025		13,851	13,574	(e)(f)
Lakeshore Learning Materials, LLC		1st Lien Term Loan	8.46%	SOFR (M)	3.50%		09/29/2028		3,491	3,491	(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	8.69%	SOFR (Q)	3.75%		12/31/2025		1	1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		12/31/2026		7,331	7,331	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan					06/26/2029		—	—	(e)(h)
ST Athena Global LLC		1st Lien Term Loan	10.32%	SOFR (Q)	5.25%		06/26/2030		4,123	4,062	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	10.20%	SONIA (M)	5.25%		06/26/2030		£1,894	2,494	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan					06/26/2030		—	—	(e)(h)
Varsity Brands, Inc.		1st Lien Term Loan	8.74%	SOFR (Q)	3.75%		08/26/2031		6,440	6,393
										40,180		0.97%
Consumer Services
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons)	Canada	1st Lien Term Loan	6.60%	SOFR (M)	1.75%		09/20/2030		10,973	10,851
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.70%	SOFR (M)	7.50%		02/01/2027		4,788	4,740	(e)(f)
American Residential Services L.L.C.		1st Lien Revolving Loan					07/16/2027		—	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	13.37%	SOFR (Q)	8.50%		10/16/2028		2,238	2,238	(e)
Apex Service Partners, LLC		1st Lien Revolving Loan	9.86%	SOFR (M)	5.00%		10/24/2029		—	—	(e)(h)
Apex Service Partners, LLC		1st Lien Term Loan	9.86%	SOFR (M)	5.00%		10/24/2030		24,163	24,162	(e)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.86%	SOFR (M)	5.00%		10/24/2030		6,438	6,438	(e)(h)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.20%	SOFR (M)	4.25%		12/15/2028		5,995	5,995	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	11.83%	SONIA (S)	6.50%		08/23/2028		£3,234	4,324	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.98%	SONIA (S)	6.50%		08/23/2028			£1,406	1,880	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.25%	SONIA (S)	7.00%		02/08/2030			£571	764	(e)(h)
Caesars Entertainment Inc		1st Lien Term Loan	7.60%	SOFR (M)	2.75%		02/06/2031			8,561	8,550	(f)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	12.25%	NIBOR (Q)	7.50%		05/09/2025		DKK	777	108	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	12.25%	NIBOR (Q)	7.50%		05/09/2025		DKK	3,549	493	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	10.74%	CIBOR (Q)	7.50%		05/09/2025		DKK	5,882	817	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	11.34%	SOFR (Q)	6.00%		12/06/2027			125	112	(e)(h)
Clarion Home Services Group, LLC		1st Lien Term Loan	13.36%	SOFR (Q)	8.00%		12/06/2027			2,415	2,198	(e)(f)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	13.36%	SOFR (Q)	8.00%		12/06/2027			1,371	1,247	(e)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	13.16%	SOFR (Q)	8.25%		12/06/2027			249	227	(e)(g)
CMG HoldCo, LLC		1st Lien Revolving Loan	9.70%	SOFR (Q)	4.75%		05/19/2028			81	81	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		05/19/2028			709	709	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	9.87%	SOFR (Q)	4.75%		05/19/2028			418	419	(e)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	4.75%		05/19/2028			1,052	1,052	(e)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	9.74%	SOFR (Q)	4.75%		05/19/2028			695	695	(e)(h)
CST Holding Company		1st Lien Revolving Loan					11/01/2028			—	—	(e)(h)
CST Holding Company		1st Lien Term Loan	9.95%	SOFR (M)	5.00%		11/01/2028			1,071	1,071	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	12.07%	SONIA (Q)	7.00%		10/02/2028			£9,567	12,790	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.48%	EURIBOR (Q)	7.00%		10/02/2028			€6,010	6,690	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					10/02/2028			€—	—	(e)(f)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					02/01/2030			€—	—	(e)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	10.98%	EURIBOR (Q)	7.50%		02/01/2030			€17,736	19,743	(e)
Equinox Holdings, Inc.		1st Lien Term Loan	12.85%	SOFR (Q)	8.25%		03/08/2029			42,642	42,642	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00%				06/30/2027			3,656	3,656	(e)(g)
Essential Services Holding Corporation		1st Lien Revolving Loan					06/17/2030			—	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	10.29%	SOFR (Q)	5.00%		06/17/2031			21,311	21,098	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan					06/17/2031			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	10.65%	BBSY (Q)	6.25%		11/23/2029		AUD	1,834	1,268	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan					11/23/2029		AUD	—	—	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan					07/03/2026			€2,653	2,273	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/03/2026			€4,691	4,021	(e)(j)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		04/27/2029			756	755	(e)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	10.10%	SOFR (Q)	5.50%		04/27/2029			304	304	(e)(h)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan					04/27/2029			—	—	(e)(h)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/31/2029			£27	30	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	8.85%	SOFR (M)	3.75%		01/27/2029			4,987	4,971	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	8.85%	SOFR (M)	4.00%		08/01/2030			112	110	(e)(h)
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		08/01/2031			2,026	1,995	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan					08/01/2031			—	—	(e)(h)
Flint Opco, LLC		1st Lien Revolving Loan					08/15/2029			—	—	(e)(h)
Flint Opco, LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		08/15/2030			1,023	1,023	(e)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.25%		08/15/2030			432	432	(e)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	9.81%	SOFR (S)	4.75%		08/15/2030			97	98	(e)(h)
GS SEER Group Borrower LLC		1st Lien Revolving Loan					04/30/2029			—	—	(e)(h)
GS SEER Group Borrower LLC		1st Lien Term Loan	11.35%	SOFR (Q)	6.75%		04/29/2030			322	322	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	11.35%	SOFR (Q)	6.75%		04/29/2030			60	59	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Revolving Loan	10.69%	SOFR (Q)	6.00%		03/19/2027			—	—	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Term Loan	10.87%	SOFR (Q)	6.00%		03/19/2027			494	494	(e)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	10.87%	SOFR (Q)	6.00%		03/19/2027			758	758	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan					03/19/2027			—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	13.75%	PRIME (Q)	5.75%		12/28/2028			68	68	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/28/2028		CAD	—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	11.45%	SOFR (Q)	6.75%		12/28/2028			3,349	3,350	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	11.66%	SOFR (Q)	6.75%		12/28/2028		1,038	1,038	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	10.35%	CORRA (Q)	6.00%		12/28/2028		468	468	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	7.70%	SOFR (M)	2.75%		12/15/2027		12,578	12,560
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan					12/27/2027		—	—	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	12.25%	SOFR (Q)	7.50%		12/27/2027		1,308	1,308	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	13.91%	SONIA (Q)	8.84%		12/09/2027		£2,155	2,881	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/09/2027		£—	—	(e)(f)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	7.85%	SOFR (M)	3.00%		03/27/2031		8,279	8,282
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan					06/13/2031		—	—	(e)(h)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		06/13/2031		1,505	1,490	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.00%		06/13/2031		330	328	(e)(h)
Northwinds Holding, Inc.		1st Lien Revolving Loan					05/01/2029		—	—	(e)(h)
Northwinds Holding, Inc.		1st Lien Term Loan	10.65%	SOFR (Q)	5.25%		05/01/2029		4,242	4,242	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	10.51%	SOFR (Q)	5.25%		05/01/2029		941	941	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	10.65%	SOFR (Q)	5.25%		05/01/2029		1,735	1,735	(e)(h)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan					05/01/2029		—	—	(e)(h)
PCI Gaming Authority		1st Lien Term Loan	6.85%	SOFR (M)	2.00%		07/18/2031		3,192	3,171	(f)
PestCo, LLC		1st Lien Revolving Loan					02/17/2028		—	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	11.40%	SOFR (Q)	6.00%		02/17/2028		394	394	(e)
PestCo, LLC		1st Lien Delay Draw Term Loan	11.45%	SOFR (Q)	6.00%		02/17/2028		60	60	(e)(h)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/01/2030		—	—	(e)(h)
Premiere Buyer, LLC		1st Lien Term Loan	10.00%	SOFR (Q)	4.75%		05/01/2031		3,570	3,517	(e)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan					05/01/2031		—	—	(e)(h)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/10/2031		—	—	(e)(h)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	9.60%	SOFR (M)	4.75%		06/10/2031		1,663	1,638	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	9.60%	SOFR (M)	4.75%		06/10/2031		64	64	(e)(h)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	10.81%	SOFR (M)	5.75%		11/23/2026		493	428	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Redwood Services, LLC		1st Lien Revolving Loan	11.25%	SOFR (Q)	6.50%		12/31/2027		162	162	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	11.25%	SOFR (Q)	6.50%		12/31/2027		1,223	1,223	(e)(f)
Redwood Services, LLC		1st Lien Delay Draw Term Loan	11.25%	SOFR (Q)	6.50%		12/31/2027		5,673	5,673	(e)(f)(h)
Redwood Services, LLC		1st Lien Delay Draw Term Loan					12/31/2027		—	—	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	14.28%	SOFR (M)	9.25%		10/04/2024		1,264	1,264	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	14.28%	SOFR (M)	9.25%		10/04/2024		100	100	(e)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan					10/30/2025		—	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	8.31%	SOFR (Q)	3.50%		10/29/2027		15,905	15,935
Station Casinos LLC		1st Lien Term Loan	7.10%	SOFR (M)	2.25%		03/14/2031		6,371	6,341	(f)
Vertex Service Partners, LLC		1st Lien Revolving Loan	10.60%	SOFR (M)	5.50%		11/08/2030		30	30	(e)(h)
Vertex Service Partners, LLC		1st Lien Term Loan	10.81%	SOFR (Q)	5.75%		11/08/2030		1,039	1,039	(e)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.81%	SOFR (Q)	5.75%		11/08/2030		1,966	1,966	(e)(h)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	11.76%	SONIA (Q)	6.67%		08/17/2028		£5,702	7,623	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					08/17/2028		£—	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Revolving Loan	9.35%	SOFR (Q)	4.75%		10/18/2027		160	160	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		10/18/2027		2,184	2,184	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	4.75%		10/18/2027		252	252	(e)(h)
										296,618		7.17%
Consumer Staples Distribution and Retail
BGI Purchaser, Inc.		1st Lien Revolving Loan	9.06%	SOFR (Q)	4.00%		05/31/2030		2,856	2,813	(e)
BGI Purchaser, Inc.		1st Lien Revolving Loan					05/31/2030		—	—	(e)(h)
BGI Purchaser, Inc.		1st Lien Term Loan	10.06%	SOFR (Q)	5.00%		05/30/2031		3,627	3,572	(e)(f)
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan					05/30/2031		—	—	(e)(h)
BR PJK Produce, LLC		1st Lien Term Loan	11.31%	SOFR (Q)	6.25%		11/15/2027		96	95	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	11.73%	SOFR (Q)	6.25%		11/15/2027		261	261	(e)(h)
DecoPac, Inc.		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		05/14/2030		872	872	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		05/14/2030		28,070	28,071	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	11.90%	SOFR (Q)	6.50%		10/31/2028		3,225	3,128	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	11.25%	SOFR (Q)	6.50%		10/31/2028		415	402	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan					05/01/2029			—	—	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	11.46%	SOFR (M)	6.25%		05/01/2029			2,291	2,291	(e)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan					05/01/2029			—	—	(e)(h)
Royal Borrower, LLC		1st Lien Revolving Loan					07/01/2030			—	—	(e)(h)
Royal Borrower, LLC		1st Lien Term Loan	10.45%	SOFR (M)	5.25%		07/01/2030			2,422	2,386	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan					07/01/2030			—	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		07/31/2026			2,047	2,047	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan					01/18/2029			—	—	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	10.50%	SOFR (S)	6.25%		01/18/2029			142	140	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (S)	6.25%		01/18/2029			51	51	(e)
ZB Holdco LLC		1st Lien Revolving Loan	10.34%	SOFR (Q)	5.50%		02/09/2028			357	357	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		02/09/2028			1,942	1,942	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.25%	SOFR (Q)	5.50%		02/09/2028			1,267	1,267	(e)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.29%	SOFR (Q)	5.50%		02/09/2028			43	43	(e)(h)
											49,738		1.20%
Energy
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Term Loan	13.70%	SOFR (Q)	9.00%		11/16/2026			5,620	5,732	(e)
Enviva Inc.		1st Lien Revolving Loan	9.75%	PRIME (Q)	1.75%		06/30/2027			5,074	5,074	(e)(h)
Enviva Inc.		1st Lien Term Loan	13.30%	SOFR (Q)	8.00%		12/13/2024			2,340	2,644
Enviva Inc.		1st Lien Delay Draw Term Loan	13.02%	SOFR (Q)	8.00%		12/13/2024			1,560	1,763
Enviva Inc.		1st Lien Delay Draw Term Loan	13.28%	SOFR (Q)	8.00%		12/13/2024			1,560	1,573	(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	11.51%	BKBM (Q)	6.00%		07/26/2027		NZD	19,293	12,257	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan					07/26/2027		NZD	—	—	(e)(h)
Halcon Holdings, LLC		1st Lien Term Loan	12.25%	SOFR (Q)	7.50%		11/24/2025			7,552	7,552	(e)
Halcon Holdings, LLC		1st Lien Delay Draw Term Loan	12.25%	SOFR (Q)	7.50%		11/24/2025			1,433	1,434	(e)
HighPeak Energy, Inc.		1st Lien Term Loan	12.25%	SOFR (Q)	7.50%		09/30/2026			14,759	14,759	(e)
Offen, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		06/22/2026			2,643	2,643	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Offen, Inc.		1st Lien Delay Draw Term Loan	9.96%	SOFR (M)	5.00%		06/22/2026		13,573	13,573	(e)(f)
Prairie ECI Acquiror LP		1st Lien Term Loan	9.60%	SOFR (M)	4.75%		08/01/2029		7,270	7,251
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.84%	SONIA (Q)	6.75%		04/27/2027		£2,947	3,940	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.82%	SONIA (Q)	6.75%		04/27/2027		£221	296	(e)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	8.46%	SOFR (M)	3.50%		11/17/2028		6,964	6,967	(f)
										87,458		2.11%
Equity Real Estate Investment Trusts (REITs)
Iron Mountain Information Management, LLC		1st Lien Term Loan	6.85%	SOFR (M)	2.00%		01/31/2031		5,044	5,006
Vantage Data Centers Europe S.a r.l.	Luxembourg	1st Lien Delay Draw Term Loan	10.13%	EURIBOR (M)	6.75%		05/14/2029		€2,809	3,064	(e)(h)
										8,070		0.20%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/11/2030		—	—	(e)(h)
Aduro Advisors, LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		07/11/2030		2,516	2,491	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/11/2030		—	—	(e)(h)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.23%	EURIBOR (S)	6.56%		01/08/2027		€1,021	1,136	(e)(f)(g)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/02/2031		€—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Revolving Loan	10.81%	SOFR (Q)	6.00%		01/26/2026		—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	11.51%	SOFR (S)	6.00%		01/25/2027		253	246	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	11.88%	SONIA (Q)	6.93%		05/08/2031		£2,590	3,463	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	11.90%	SONIA (Q)	6.93%		05/08/2031		£660	882	(e)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	11.84%	SOFR (Q)	6.75%		09/15/2027		7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/29/2027		—	—	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	9.60%	SOFR (M)	4.75%		12/29/2028		5,985	5,985	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.49%	SOFR (Q)	4.75%		12/29/2028		4,319	4,319	(e)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.04%	SOFR (S)	4.75%		12/29/2028		203	203	(e)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.60%	EURIBOR (Q)	7.25%		01/08/2029		€6,114	6,806	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	9.60%	EURIBOR (Q)	6.25%		04/09/2029		€845	940	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	10.35%	EURIBOR (Q)	7.00%		04/09/2029		€1,989	2,215	(e)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	9.60%	EURIBOR (Q)	6.25%		04/09/2029		€1,539	1,713	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	10.35%	EURIBOR (Q)	7.00%		04/09/2029		€798	888	(e)(h)
Cliffwater LLC		1st Lien Revolving Loan					10/07/2030		—	—	(e)(h)
Cliffwater LLC		1st Lien Term Loan	9.35%	SOFR (M)	4.50%		10/07/2030		681	681	(e)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		03/01/2028		20,785	20,785	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/01/2027		—	—	(e)(h)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		03/01/2028		4,440	4,440	(e)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		04/07/2028		17,089	17,052
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	10.10%	SOFR (M)	5.25%		10/06/2028		17,500	17,420
Endeavor Bidco LLC		1st Lien Term Loan	9.38%	SOFR (Q)	4.25%		08/21/2029		1,069	1,048	(e)(f)
Focus Financial Partners, LLC		1st Lien Term Loan					09/11/2031		7,224	7,200	(f)(i)
Focus Financial Partners, LLC		1st Lien Delay Draw Term Loan					09/11/2031		776	774	(f)(i)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					08/10/2029		—	—	(e)(h)
GC Waves Holdings, Inc.		1st Lien Term Loan	10.20%	SOFR (M)	5.25%		08/10/2029		994	994	(e)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	10.95%	SOFR (M)	6.00%		08/10/2029		881	881	(e)(h)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	10.20%	SOFR (M)	5.25%		08/10/2029		7	7	(e)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/05/2029		—	—	(e)(h)
GTCR Everest Borrower, LLC		1st Lien Term Loan					09/05/2031		15,000	14,817	(i)
GTCR F Buyer Corp.		1st Lien Revolving Loan					09/06/2029		—	—	(e)(h)
GTCR F Buyer Corp.		1st Lien Term Loan	10.60%	SOFR (Q)	6.00%		09/06/2030		892	892	(e)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	10.60%	SOFR (Q)	6.00%		09/06/2030		136	136	(e)(h)
HighTower Holding, LLC		1st Lien Term Loan	8.75%	SOFR (S)	3.50%		04/21/2028		5,452	5,448	(f)
IVC Acquisition Ltd	United Kingdom	1st Lien Term Loan	8.80%	EURIBOR (S)	5.00%		12/12/2028		€6,022	6,705
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	12.00%	SONIA (S)	6.75%		07/24/2028		£6,203	8,127	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.98%	SONIA (S)	6.75%		07/24/2028		£3,797	4,975	(e)
Monica Holdco (US), Inc.		1st Lien Revolving Loan					01/08/2026		—	—	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	11.00%	SOFR (Q)	6.25%		01/07/2028		7,953	7,953	(e)(f)
Monica Holdco (US), Inc.		1st Lien Term Loan	10.82%	SOFR (Q)	5.75%		01/07/2028		2,867	2,867	(e)
Nuvei Technologies Corp.	Canada	1st Lien Term Loan					07/18/2031		6,000	5,933	(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Pathstone Family Office LLC		1st Lien Revolving Loan	10.21%	SOFR (M)	5.00%		05/15/2028			75	75	(e)(h)
Pathstone Family Office LLC		1st Lien Term Loan	10.35%	SOFR (M)	5.00%		05/15/2029			985	985	(e)(f)
Pathstone Family Office LLC		1st Lien Term Loan	9.95%	SOFR (M)	5.00%		05/15/2029			2,667	2,667	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	10.30%	SOFR (M)	5.00%		05/15/2029			258	258	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan					05/15/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/01/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.25%		08/01/2029			1,505	1,505	(e)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	9.50%	SOFR (S)	5.25%		08/01/2029			264	263	(e)(h)
PCS Midco, Inc.		1st Lien Revolving Loan	10.81%	SOFR (Q)	5.75%		03/01/2030			13	13	(e)(h)
PCS Midco, Inc.		1st Lien Term Loan	10.81%	SOFR (Q)	5.75%		03/01/2030			1,023	1,023	(e)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	10.81%	SOFR (Q)	5.75%		03/01/2030			36	36	(e)(h)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	12.33%	SONIA (S)	7.00%		04/04/2029			£4,125	5,239	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	12.33%	SONIA (S)	7.00%		04/04/2029			£822	1,044	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/28/2031			—	—	(e)(h)
Perigon Wealth Management, LLC		1st Lien Term Loan	10.60%	SOFR (M)	5.75%		03/28/2031			2,021	2,021	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	10.60%	SOFR (M)	5.75%		03/28/2031			250	250	(e)(h)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.76%	SONIA (S)	5.75%		09/21/2028			£5,250	7,019	(e)
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.76%	SONIA (S)	5.75%		09/21/2028			£1,750	2,340	(e)
ProFund S.a r.l.	Poland	1st Lien Term Loan	9.67%	EURIBOR (S)	6.00%		12/03/2027			€2,164	2,409	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	9.67%	EURIBOR (S)	6.00%		12/03/2027			€90	100	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	11.76%	SOFR (S)	6.00%		12/03/2027		PLN	15,023	3,903	(e)
RFS Opco LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		04/04/2031			6,231	6,231	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		10/16/2028			386	386	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	11.05%	SOFR (S)	5.50%		10/16/2028			89	89	(e)(h)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	7.59%	EURIBOR (S)	4.00%		04/30/2030			€6,000	6,696
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.33%	SONIA (S)	8.00%		04/02/2025			£1,394	1,864	(e)(f)
Trustly AB	Sweden	1st Lien Term Loan	9.91%	STIRBOR (Q)	6.75%		06/30/2025		SEK	5,500	541	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	9.91%	STIRBOR (Q)	6.75%		06/30/2025		SEK	2,700	266	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
The Mather Group, LLC		1st Lien Revolving Loan	13.00%	PRIME (Q)	5.00%		03/31/2028			235	233	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	11.51%	SOFR (S)	6.00%		03/31/2028			4,888	4,839	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	6.00%		03/31/2028			1,966	1,946	(e)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					03/07/2030			—	—	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.95%	SOFR (Q)	5.25%		03/07/2031			2,994	2,994	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					03/07/2031			—	—	(e)(h)
Waverly Advisors, LLC		1st Lien Revolving Loan	10.50%	SOFR (Q)	5.75%		03/01/2028			200	200	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		03/01/2028			2,016	2,016	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.75%		03/01/2028			1,474	1,474	(e)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	10.25%	SOFR (Q)	5.50%		03/01/2028			883	883	(e)(h)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/04/2027			—	—	(e)(h)
Wealth Enhancement Group, LLC		1st Lien Term Loan	10.75%	SOFR (Q)	5.50%		10/04/2027			3,387	3,387	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	5.50%		10/04/2027			3,976	3,976	(e)(f)(h)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.52%	SOFR (Q)	5.50%		10/04/2027			10,560	10,560	(e)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/16/2030		CAD	—	—	(e)(h)
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	9.58%	CORRA (S)	5.00%		08/16/2030		CAD	1,146	835	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/16/2030		CAD	—	—	(e)(h)
											248,365		6.01%
Food, Beverage and Tobacco
8th Avenue Food & Provisions, Inc.		1st Lien Term Loan	8.71%	SOFR (M)	3.75%		10/01/2025			10,621	10,265
8th Avenue Food & Provisions, Inc.		1st Lien Term Loan	9.71%	SOFR (M)	4.75%		10/01/2025			2,793	2,702
Berner Food & Beverage, LLC		1st Lien Revolving Loan	10.52%	SOFR (M)	5.50%		07/30/2026			193	193	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.90%	SOFR (Q)	5.50%		07/30/2027			2,560	2,561	(e)(f)
Chobani, LLC		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		10/25/2027			4,160	4,167	(f)
Chobani, LLC		1st Lien Term Loan	8.60%	SOFR (M)	3.75%		10/25/2027			6,451	6,466	(f)
City Line Distributors LLC		1st Lien Revolving Loan					08/31/2028			—	—	(e)(h)
City Line Distributors LLC		1st Lien Term Loan	10.96%	SOFR (M)	6.00%		08/31/2028			311	311	(e)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	11.23%	SOFR (M)	6.00%		08/31/2028			125	125	(e)
Demakes Borrower, LLC		1st Lien Term Loan	11.55%	SOFR (Q)	6.25%		12/12/2029			954	954	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Demakes Borrower, LLC		1st Lien Delay Draw Term Loan					12/12/2029		—	—	(e)(h)
Florida Food Products, LLC		1st Lien Term Loan	9.96%	SOFR (M)	5.00%		10/18/2028		37	33	(e)
Florida Food Products, LLC		2nd Lien Term Loan	12.96%	SOFR (M)	8.00%		10/18/2029		7,299	6,350	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	14.24%	SOFR (S)	9.25%		12/29/2026		6,606	6,606	(e)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	14.24%	SOFR (S)	9.25%		12/29/2026		8,468	8,467	(e)
KNPC Holdco, LLC		1st Lien Term Loan	10.74%	SOFR (Q)	5.50%		10/22/2029		2,038	2,038	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.99%	SOFR (Q)	6.75%		10/22/2029		487	487	(e)
KNPC Holdco, LLC		1st Lien Term Loan	11.24%	SOFR (Q)	6.00%		10/22/2029		474	474	(e)
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.89%	SOFR (Q)	5.00%		10/27/2027		7,190	6,759
RB Holdings Interco, LLC		1st Lien Revolving Loan	10.44%	SOFR (Q)	5.00%		05/04/2028		465	451	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	10.21%	SOFR (Q)	5.00%		05/04/2028		3,704	3,593	(e)(f)
Sugar PPC Buyer LLC		1st Lien Term Loan	10.37%	SOFR (M)	5.25%		10/02/2030		2,143	2,143	(e)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	10.36%	SOFR (M)	5.25%		10/02/2030		595	595	(e)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan					10/02/2030		—	—	(e)(h)
Watermill Express, LLC		1st Lien Revolving Loan	10.96%	SOFR (Q)	5.75%		07/05/2029		101	101	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		07/05/2029		2,790	2,790	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.75%		07/05/2029		214	215	(e)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	10.05%	SOFR (Q)	5.75%		07/05/2029		210	209	(e)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	9.75%	SOFR (Q)	5.00%		07/05/2029		115	115	(e)(h)
										69,170		1.67%
Health Care Equipment and Services
Agiliti Health, Inc.		1st Lien Term Loan	8.33%	SOFR (Q)	3.00%		05/01/2030		10,968	10,639	(e)
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Term Loan	8.94%	EURIBOR (Q)	5.25%		04/29/2031		€1,000	1,113	(e)
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Term Loan					04/29/2031		€—	—	(e)(h)
Artivion, Inc.		1st Lien Revolving Loan	9.28%	SOFR (Q)	4.00%		01/18/2030		168	167	(e)(h)
Artivion, Inc.		1st Lien Term Loan	11.78%	SOFR (Q)	6.50%		01/18/2030		2,278	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan					01/18/2030		—	—	(e)(h)
athenahealth Group Inc.		1st Lien Revolving Loan					02/15/2027		—	—	(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		02/15/2029		12,703	12,610
Avalign Technologies, Inc.		1st Lien Revolving Loan					12/20/2028		—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Avalign Technologies, Inc.		1st Lien Term Loan	12.31%	SOFR (Q)	7.25%		12/20/2028		1,671	1,604	(e)(f)(g)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	9.70%	SOFR (Q)	5.00%		05/08/2028		14,296	14,347
CEP V I 5 UK Limited	United Kingdom	1st Lien Delay Draw Term Loan					02/18/2027		26,992	23,213	(e)(f)(j)
Charlotte Buyer, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	4.75%		02/11/2028		8,498	8,562
CHPPR Midco Inc.		1st Lien Term Loan	13.42%	SOFR (Q)	8.75%		12/31/2029		4,010	4,010	(e)
CNT Holdings I Corp		1st Lien Term Loan	8.75%	SOFR (Q)	3.50%		11/08/2027		6,168	6,178	(f)
Color Intermediate, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	4.75%		10/04/2029		1,836	1,836	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	11.37%	SOFR (Q)	6.50%		02/14/2025		1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.37%	SOFR (Q)	6.50%		02/14/2025		955	897	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.10%	SOFR (Q)	6.50%		02/14/2025		33	31	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	11.37%	SOFR (Q)	6.50%		02/14/2025		698	656	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.25%		07/02/2029		1,829	1,573	(e)(f)
Crown CT Parent Inc.		1st Lien Revolving Loan	10.25%	SOFR (Q)	5.50%		03/08/2028		301	301	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		03/08/2029		8,110	8,110	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/28/2030		—	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		06/30/2031		19,710	19,513	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan					06/30/2031		—	—	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan					10/30/2030		—	—	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	10.81%	SOFR (S)	5.50%		04/30/2031		5,965	5,846	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	10.56%	SONIA (S)	5.50%		04/30/2031		£3,289	4,310	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/30/2031		—	—	(e)(h)
Electron Bidco Inc.		1st Lien Term Loan	7.96%	SOFR (M)	3.00%		11/01/2028		9,899	9,907
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/12/2030		—	—	(e)(h)
Empower Payments Investor, LLC		1st Lien Term Loan	9.60%	SOFR (M)	4.75%		03/12/2031		476	476	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan					03/12/2031		—	—	(e)(h)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	12.51%	SONIA (Q)	7.50%		02/07/2031		£2,500	3,342	(e)(g)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	12.49%	SONIA (Q)	7.50%		02/07/2031		£1,553	2,076	(e)(g)(h)
Evolent Health LLC		1st Lien Revolving Loan	8.74%	SOFR (Q)	4.00%		01/22/2029		1	1	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	11.48%	SONIA (M)	6.50%		09/07/2026		£812	1,032	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	8.70%	SOFR (Q)	4.00%		10/01/2027		12,650	12,012
Global Medical Response, Inc.		1st Lien Term Loan	10.46%	SOFR (M)	5.50%		10/31/2028		34,581	34,332	(g)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan					05/31/2030		—	—	(e)(h)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	10.56%	SOFR (Q)	5.50%		05/30/2031		19,342	18,955	(e)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan					05/30/2031		—	—	(e)(h)
Lifepoint Health Inc		1st Lien Term Loan					05/16/2031		5,975	5,964	(i)
LifeScan Global Corporation		1st Lien Term Loan					12/31/2026		3,347	1,339	(j)
LifeScan Global Corporation		2nd Lien Term Loan					03/31/2027		5,692	284	(e)(j)
Mamba Purchaser, Inc.		1st Lien Term Loan	8.35%	SOFR (M)	3.25%		10/16/2028		13,856	13,818
MED ParentCo, LP		1st Lien Term Loan	8.85%	SOFR (M)	4.00%		04/15/2031		1,273	1,273	(f)
Medline Borrower, LP		1st Lien Term Loan					10/23/2028		4,334	4,334
Medline Borrower, LP		1st Lien Term Loan	7.10%	SOFR (M)	2.25%		10/23/2028		7,400	7,389
Medmark Services Inc		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		06/11/2027		1,768	1,680	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	13.37%	SOFR (Q)	8.50%		06/11/2028		9,139	7,768	(e)
Medmark Services Inc		1st Lien Delay Draw Term Loan	9.87%	SOFR (Q)	5.00%		06/11/2027		1,512	1,437	(e)(f)
Medmark Services Inc		2nd Lien Delay Draw Term Loan	13.37%	SOFR (Q)	8.50%		06/11/2028		4,897	4,162	(e)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	9.18%	EURIBOR (Q)	5.83%		05/14/2029		€5,778	6,432	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.79%	EURIBOR (Q)	5.25%		05/14/2029		€870	968	(e)(h)
Next Holdco, LLC		1st Lien Revolving Loan					11/09/2029		—	—	(e)(h)
Next Holdco, LLC		1st Lien Term Loan	11.06%	SOFR (Q)	6.00%		11/11/2030		991	991	(e)(f)
Next Holdco, LLC		1st Lien Delay Draw Term Loan					11/11/2030		—	—	(e)(h)
NextCare, Inc.		2nd Lien Term Loan	15.25%	SOFR (Q)	10.50%		12/31/2024		8,150	8,150	(e)(f)(g)
Nomi Health, Inc.		1st Lien Term Loan	13.57%	SOFR (Q)	8.25%		07/21/2028		2,495	2,470	(e)
Nomi Health, Inc.		1st Lien Term Loan	13.58%	SOFR (Q)	8.25%		07/21/2028		1,494	1,479	(e)(f)
Olympia Acquisition, Inc.		1st Lien Term Loan					02/26/2027		3,869	1,896	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan					02/26/2027		595	292	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	14.46%	SOFR (Q)	9.50%		02/26/2027		209	209	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan					10/08/2029		—	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	10.25%	SOFR (S)	6.00%		10/08/2029		8,061	8,061	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Paragon 28, Inc.		1st Lien Revolving Loan	9.30%	SOFR (Q)	4.00%		11/02/2028		1	—	(e)(h)
Paragon 28, Inc.		1st Lien Term Loan	12.08%	SOFR (Q)	6.75%		11/02/2028		3,652	3,579	(e)
Paragon 28, Inc.		1st Lien Delay Draw Term Loan					11/02/2028		—	—	(e)(h)
Pluto Acquisition I, Inc.		1st Lien Term Loan	9.13%	SOFR (Q)	4.00%		09/20/2028		21,255	19,377	(f)
Premise Health Holding Corp.		1st Lien Revolving Loan					03/01/2030		—	—	(e)(h)
Premise Health Holding Corp.		1st Lien Term Loan	10.76%	SOFR (Q)	5.50%		03/03/2031		2,668	2,668	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	10.85%	EURIBOR (Q)	7.50%		06/21/2027		€2,200	2,449	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.10%	EURIBOR (Q)	7.75%		06/21/2027		€953	1,061	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.85%	EURIBOR (Q)	7.50%		06/21/2027		€1,654	1,842	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.10%	EURIBOR (Q)	7.75%		06/21/2027		€3,183	3,543	(e)(h)
Resonetics, LLC		1st Lien Term Loan	8.71%	SOFR (M)	3.75%		06/18/2031		5,338	5,340	(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	12.84%	SONIA (Q)	7.75%		12/01/2028		£2,914	3,896	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan					12/01/2028		£—	—	(e)(g)(h)(i)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.84%	SONIA (Q)	7.75%		12/01/2028		£1,682	2,249	(e)(g)
SiroMed Physician Services, Inc.		1st Lien Revolving Loan					03/31/2025		—	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	10.00%	SOFR (Q)	5.25%		03/31/2025		398	398	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		05/30/2031		6,549	6,525	(f)
Symplr Software Inc.		1st Lien Revolving Loan	9.01%	SOFR (M)	3.75%		12/22/2027		—	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	4.50%		12/22/2027		3,443	3,135	(f)
Symplr Software Inc.		1st Lien Term Loan	10.60%	SOFR (Q)	5.25%		12/22/2027		1,847	1,717	(e)
Symplr Software Inc.		2nd Lien Term Loan	13.23%	SOFR (Q)	7.88%		12/22/2028		12,343	11,355	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	15.35%	SOFR (Q)	10.00%		12/22/2028		5,564	5,397	(e)(g)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	10.60%	EURIBOR (Q)	7.25%		02/24/2028		€643	716	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.60%	EURIBOR (Q)	7.25%		02/24/2028		€1,620	1,803	(e)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.71%	SOFR (M)	6.75%		05/18/2029		4,334	4,074	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan	11.45%	SOFR (Q)	6.50%		03/30/2029		—	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	11.25%	SOFR (Q)	6.50%		03/30/2029		3,122	3,122	(e)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan					03/30/2029		—	—	(e)(h)
Veonet Lense GmbH	Germany	1st Lien Term Loan	7.91%	EURIBOR (S)	4.75%		03/14/2029		€6,111	6,817

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	8.71%	SOFR (M)	3.75%		07/02/2025		24,316	24,270	(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	11.21%	SOFR (M)	6.25%		07/02/2025		523	523	(e)(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		2nd Lien Term Loan	12.71%	SOFR (M)	7.75%		07/02/2026		4,350	4,330	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/01/2027		—	—	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	10.45%	SOFR (M)	5.50%		12/01/2027		1,538	1,538	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.45%	SOFR (M)	5.50%		12/01/2027		462	462	(e)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.35%	SOFR (M)	5.50%		12/01/2027		1,706	1,706	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan					12/01/2027		—	—	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	7.60%	SOFR (M)	2.75%		10/22/2029		4,249	4,246	(f)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	12.25%	SOFR (Q)	7.50%		03/30/2028		2,757	2,564	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.25%	SOFR (Q)	7.50%		03/30/2028		19,216	17,871	(e)(f)(g)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	12.25%	SOFR (Q)	7.50%		03/30/2028		5,844	5,435	(e)(f)(g)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	8.25%	SOFR (Q)	3.50%		03/30/2028		1,058	984	(e)(f)(g)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	7.60%	SOFR (M)	2.75%		09/28/2029		5,970	5,963	(f)
										451,279		10.91%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/22/2027		—	—	(e)(h)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	11.20%	SOFR (M)	6.25%		12/22/2027		1,637	1,555	(e)(f)(g)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					10/01/2026		—	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.50%	SOFR (Q)	6.25%		02/12/2027		11,429	11,429	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	11.95%	SOFR (M)	7.00%		08/20/2027		135	126	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	11.95%	SOFR (M)	7.00%		08/20/2027		3,072	2,857	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	9.26%	SOFR (S)	4.00%		05/01/2029		6,687	6,687	(e)
Silk Holdings III Corp.		1st Lien Revolving Loan					05/01/2029		—	—	(e)(h)
Silk Holdings III Corp.		1st Lien Term Loan	10.76%	SOFR (S)	5.50%		05/01/2029		4,926	4,926	(e)(f)
										27,580		0.67%
Insurance
Accession Risk Management Group, Inc.		1st Lien Revolving Loan					11/01/2029		—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Accession Risk Management Group, Inc.		1st Lien Term Loan	10.15%	SOFR (Q)	4.75%		11/01/2029		3,839	3,839	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		11/01/2029		44	44	(e)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	9.81%	SOFR (Q)	4.75%		11/01/2029		908	908	(e)(h)
Acrisure, LLC		1st Lien Term Loan	7.96%	SOFR (M)	3.00%		02/16/2027		15,566	15,497
Acrisure, LLC		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		11/06/2030		9,727	9,624
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.16%	EURIBOR (M)	6.75%		09/17/2029		€2,000	2,226	(e)(f)
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc.		1st Lien Term Loan	9.00%	SOFR (Q)	3.75%		02/28/2028		230	230
AQ Sunshine, Inc.		1st Lien Revolving Loan	10.00%	SOFR (Q)	5.25%		07/24/2030		132	131	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	10.34%	SOFR (S)	5.25%		07/24/2031		14,826	14,677	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (S)	5.25%		07/24/2031		713	709	(e)(h)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	8.53%	SOFR (Q)	3.75%		02/15/2031		14,125	14,134	(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	8.39%	EURIBOR (S)	4.75%		02/17/2031		€9,191	10,230	(e)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	9.90%	SOFR (S)	4.75%		02/17/2031		18,640	18,640	(e)(f)
AssuredPartners, Inc.		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		02/14/2031		11,041	11,028
Broadstreet Partners, Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		06/13/2031		9,881	9,838	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/03/2028		—	—	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	10.60%	SOFR (M)	5.75%		07/01/2029		1,328	1,328	(e)(f)(g)
CFCo, LLC		1st Lien Term Loan					09/13/2038		3,231	—	(e)(j)
Daylight Beta Parent LLC		1st Lien Term Loan					09/12/2033		2,005	383	(e)(g)(j)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan					12/20/2029		—	—	(e)(h)
DOXA Insurance Holdings LLC		1st Lien Term Loan	10.06%	SOFR (Q)	5.25%		12/20/2030		1,249	1,249	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	10.56%	SOFR (Q)	5.50%		12/20/2030		1,032	1,033	(e)(h)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan					12/20/2030		—	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan					10/29/2029		—	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		10/29/2030		18,996	18,995	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.25%		10/29/2030		19,099	19,099	(e)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan					10/29/2030		—	—	(e)(h)
Galway Borrower LLC		1st Lien Revolving Loan	9.14%	SOFR (Q)	4.50%		09/29/2028		300	300	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Galway Borrower LLC		1st Lien Term Loan	9.10%	SOFR (S)	4.50%		09/29/2028			10,685	10,685	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan					09/29/2028			—	—	(e)(h)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan					03/03/2031		CAD	—	—	(e)(h)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	9.54%	CORRA (Q)	5.25%		03/03/2031		CAD	644	472	(e)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan					03/03/2031		CAD	—	—	(e)(h)
HIG Finance 2 Limited	United Kingdom	1st Lien Term Loan	8.35%	SOFR (M)	3.50%		02/15/2031			13,109	13,111
Higginbotham Insurance Agency, Inc.		1st Lien Term Loan	9.35%	SOFR (M)	4.50%		11/24/2028			594	594	(e)(f)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	9.60%	SOFR (M)	4.75%		11/24/2028			110	110	(e)(h)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/16/2027			—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		04/14/2028			4,651	4,651	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.25%		04/14/2028			26,461	26,461	(e)(f)(h)
Hub International Limited		1st Lien Term Loan	7.60%	SOFR (S)	3.00%		06/20/2030			17,679	17,651
Inszone Mid, LLC		1st Lien Revolving Loan					11/30/2029			—	—	(e)(h)
Inszone Mid, LLC		1st Lien Term Loan	10.00%	SOFR (S)	5.75%		11/30/2029			2,053	2,053	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	10.00%	SOFR (S)	5.75%		11/30/2029			1,252	1,252	(e)(h)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan					11/30/2029			—	—	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	12.36%	SONIA (Q)	7.25%		12/11/2028			£315	422	(e)(f)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.36%	SONIA (Q)	7.25%		12/11/2028			£2,729	3,648	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.61%	SONIA (Q)	7.50%		12/11/2028			£3,445	4,605	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.71%	SONIA (Q)	7.64%		12/11/2028			£2,398	3,206	(e)(g)(h)
Keystone Agency Partners LLC		1st Lien Revolving Loan					05/03/2027			—	—	(e)(h)
Keystone Agency Partners LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		05/03/2027			1,088	1,088	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.00%		05/03/2027			1,932	1,932	(e)(h)
LJo Finco AB	Sweden	1st Lien Revolving Loan					06/12/2030		SEK	—	—	(e)(h)
LJo Finco AB	Sweden	1st Lien Term Loan	9.76%	STIRBOR (Q)	6.50%		09/12/2030		SEK	86,000	8,468	(e)
LJo Finco AB	Sweden	1st Lien Delay Draw Term Loan	9.66%	STIRBOR (Q)	6.50%		09/12/2030		SEK	3,433	338	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	12.48%	SONIA (S)	7.25%		06/30/2025			£1,000	1,337	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.73%	SONIA (Q)	7.25%		06/30/2025			£667	891	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	10.66%	SOFR (M)	5.50%		11/01/2029			36	36	(e)(h)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	10.66%	SOFR (M)	5.50%		11/01/2029			1,284	1,284	(e)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	10.66%	SOFR (M)	5.50%		11/01/2029			51	51	(e)(h)
OneDigital Borrower LLC		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		07/02/2031			13,516	13,387
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.48%	SONIA (S)	6.25%		03/16/2026			£360	482	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.89%	EURIBOR (S)	6.25%		03/16/2026			£280	374	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan					03/16/2026			—	—	(e)(h)(i)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan	9.95%	SOFR (M)	5.00%		10/16/2028			42	42	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	9.75%	SOFR (Q)	5.00%		10/16/2028			1,765	1,765	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	9.78%	CORRA (Q)	5.25%		02/18/2027		CAD	180	133	(e)(h)
People Corporation	Canada	1st Lien Term Loan	9.83%	CORRA (Q)	5.25%		02/18/2028		CAD	7,301	5,399	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	9.83%	CORRA (Q)	5.25%		02/18/2028		CAD	8,183	6,050	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	11.49%	SONIA (S)	6.50%		11/09/2029			£27,960	37,381	(e)(f)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	11.45%	SONIA (S)	6.50%		11/09/2029			£8,917	11,922	(e)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	11.32%	SONIA (Q)	6.25%		12/04/2028			£1,750	2,339	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.32%	SONIA (Q)	6.25%		12/04/2028			£6,024	8,054	(e)
SageSure Holdings, LLC		1st Lien Term Loan	10.21%	SOFR (Q)	5.00%		01/28/2030			20,010	20,010	(e)(f)(g)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan					01/28/2030			—	—	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan					08/29/2025		CAD	—	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	10.37%	CDOR (Q)	6.25%		08/29/2025		CAD	214	158	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	14.35%	SOFR (M)	9.50%		05/15/2025			7,050	6,486	(e)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	11.61%	SONIA (Q)	6.50%		07/26/2028			£455	608	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.57%	SONIA (Q)	6.50%		07/26/2028			£327	437	(e)(h)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/03/2030			—	—	(e)(h)
SG Acquisition, Inc.		1st Lien Term Loan	10.07%	SOFR (Q)	4.75%		04/03/2030			5,641	5,641	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/21/2031			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SIG Parent Holdings, LLC		1st Lien Term Loan	9.92%	SOFR (M)	5.00%		08/21/2031		3,781	3,744	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan					08/21/2031		—	—	(e)(h)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	13.49%	SOFR (M)	7.75%		09/28/2029		14,960	14,959	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	12.76%	SOFR (M)	7.50%		09/28/2029		£668	894	(e)(h)
Spring Insurance Solutions, LLC		1st Lien Term Loan	11.25%	SOFR (Q)	6.50%		11/24/2025		3,401	3,095	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delay Draw Term Loan	11.25%	SOFR (Q)	6.50%		11/24/2025		579	527	(e)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan	8.58%	SOFR (Q)	3.25%		05/06/2029		54	54	(e)(h)
Truist Insurance Holdings, LLC		1st Lien Term Loan	7.85%	SOFR (Q)	3.25%		05/06/2031		300	299
USI, Inc.		1st Lien Term Loan	7.35%	SOFR (Q)	2.75%		11/22/2029		7,060	7,037
USI, Inc.		1st Lien Term Loan	7.35%	SOFR (Q)	2.75%		09/27/2030		15,455	15,401
World Insurance Associates, LLC		1st Lien Revolving Loan					04/03/2028		—	—	(e)(h)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan	11.00%	SOFR (Q)	5.75%		04/03/2028		855.00	855	(e)(h)
										426,021		10.30%
Materials
Aruba Investments, Inc.		2nd Lien Term Loan	12.70%	SOFR (M)	7.75%		11/24/2028		5,200	4,921
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	11.29%	SOFR (M)	6.00%		12/29/2027		487	482	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	11.52%	SOFR (Q)	6.00%		12/29/2027		6,088	6,027	(e)(f)
BW Holding, Inc.		1st Lien Term Loan	9.21%	SOFR (Q)	4.00%		12/14/2028		4,701	4,304
Charter Next Generation, Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		12/01/2027		12,832	12,831
Flexsys Holdings, Inc.		1st Lien Term Loan	10.12%	SOFR (Q)	5.25%		11/01/2028		10,682	8,966
Meyer Laboratory, LLC		1st Lien Revolving Loan					02/28/2030		—	—	(e)(h)
Meyer Laboratory, LLC		1st Lien Term Loan	10.10%	SOFR (M)	5.25%		02/28/2030		658	658	(e)(f)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan					02/28/2030		—	—	(e)(h)
Nelipak Holding Company		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		03/26/2031		123	120	(e)(h)
Nelipak Holding Company		1st Lien Revolving Loan					03/26/2031		€—	—	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		03/26/2031		984	965	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	9.22%	EURIBOR (Q)	5.50%		03/26/2031		€1,891	2,062	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/26/2031		—	—	(e)(h)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/26/2031		€—	—	(e)(h)
Novipax Buyer, L.L.C.		1st Lien Term Loan	13.20%	SOFR (M)	8.25%		12/01/2026		4,292	3,949	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	8.96%	SOFR (M)	4.00%		12/15/2025		8,204	8,039	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.46%	SOFR (M)	7.25%		12/14/2026		2,960	2,901	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.10%	SOFR (Q)	4.50%		11/26/2026		640	640	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	10.95%	SOFR (Q)	6.25%		01/12/2026		616	616	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan	10.95%	SOFR (Q)	6.25%		01/12/2026		78	78	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.25%		01/12/2026		4,782	4,782	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	8.85%	SOFR (M)	4.00%		07/31/2026		16,637	16,652
Pretium PKG Holdings, Inc.		1st Lien Term Loan	10.25%	SOFR (Q)	5.00%		10/02/2028		1,899	1,930	(f)(g)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	4.60%		10/02/2028		13,430	10,705	(g)
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/30/2030		—	—	(e)(h)
Reagent Chemical & Research, LLC		1st Lien Term Loan	10.10%	SOFR (M)	5.25%		04/30/2031		2,717	2,663	(e)
Trident TPI Holdings, Inc.		1st Lien Term Loan	8.60%	SOFR (Q)	4.00%		09/15/2028		21,328	21,343
Vobev, LLC		1st Lien Revolving Loan	10.43%	SOFR (S)	5.00%		04/20/2028		1	1	(e)(h)
Vobev, LLC		1st Lien Term Loan					04/20/2028		12,875	6,824	(e)(g)(j)
Vobev, LLC		1st Lien Delay Draw Term Loan					04/20/2028		6,662	3,530	(e)(g)(j)
										125,989		3.05%
Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan					10/02/2028		—	—	(e)(h)
3 Step Sports LLC		1st Lien Term Loan	12.60%	SOFR (Q)	8.00%		10/02/2029		1,938	1,841	(e)(g)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	12.95%	SOFR (Q)	8.00%		10/02/2029		220	209	(e)(h)
Aventine Intermediate LLC		1st Lien Term Loan	10.70%	SOFR (Q)	6.00%		06/18/2027		2,247	2,156	(e)(f)(g)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	10.70%	SOFR (Q)	6.00%		06/18/2027		899	863	(e)(g)
AVSC Holding Corp.		1st Lien Term Loan	8.45%	SOFR (M)	3.50%		03/03/2025		29,524	29,352
AVSC Holding Corp.		1st Lien Term Loan	10.85%	SOFR (M)	5.50%		10/15/2026		7,221	7,219	(g)
AVSC Holding Corp.		2nd Lien Term Loan					09/01/2025		3,024	2,997	(i)
Broadcast Music, Inc.		1st Lien Revolving Loan					02/08/2030		—	—	(e)(h)
Broadcast Music, Inc.		1st Lien Term Loan	10.87%	SOFR (M)	5.75%		02/08/2030		2,917	2,917	(e)(f)
Creative Artists Agency, LLC		1st Lien Term Loan	11.00%	PRIME (Q)	3.00%		11/27/2028		7,890	7,882
Fever Labs, Inc.		1st Lien Revolving Loan					11/08/2028		—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/08/2028		1,172	1,172	(e)(h)
Fever Labs, Inc.		1st Lien Term Loan	11.00%				11/08/2028		3,815	3,815	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan					11/08/2028		—	—	(e)(h)
Global Music Rights, LLC		1st Lien Revolving Loan					08/27/2029		—	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.50%		08/27/2030		4,878	4,877	(e)(f)
Global Music Rights, LLC		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		08/27/2030		2,875	2,875	(e)(f)
Gray Television, Inc.		1st Lien Term Loan	8.32%	SOFR (M)	3.00%		12/01/2028		4,002	3,682	(f)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan					08/22/2030		—	—	(e)(h)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	10.13%	SOFR (Q)	5.00%		08/22/2031		6,026	5,906	(e)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan					08/22/2031		—	—	(e)(h)
MailSouth, Inc.		1st Lien Term Loan					04/23/2024		1,957	—	(e)
NEP Group, Inc.		1st Lien Term Loan	9.62%	SOFR (Q)	4.75%		08/19/2026		12,158	11,626
NEP Group, Inc.		1st Lien Term Loan	10.37%	SOFR (Q)	5.50%		08/19/2026		7,285	6,966
Production Resource Group, LLC		1st Lien Term Loan	17.86%	SOFR (Q)	8.50%		08/21/2029		919	919	(e)(g)
Production Resource Group, LLC		1st Lien Delay Draw Term Loan	12.88%	SOFR (Q)	8.13%		08/21/2029		990	990	(e)(g)
Professional Fighters League, LLC		1st Lien Term Loan	14.00%				01/20/2026		764	764	(e)(g)
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00%				01/20/2026		7	7	(e)(g)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%				06/22/2029		€9,193	10,234	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	9.86%	SOFR (Q)	5.00%		02/15/2029		1,467	1,474	(f)
The E.W. Scripps Company		1st Lien Term Loan	7.52%	SOFR (M)	2.56%		05/01/2026		2,504	2,432	(f)
Univision Communications Inc		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		03/15/2026		4,775	4,771
Univision Communications Inc		1st Lien Term Loan	8.20%	SOFR (Q)	3.50%		06/24/2027		2,878	2,835
WideOpenWest Finance, LLC		1st Lien Term Loan	7.60%	SOFR (Q)	3.00%		12/20/2028		1,990	1,672	(f)
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	7.71%	SOFR (M)	2.75%		05/18/2025		22,953	22,946
WRE Sports Investments LLC		1st Lien Term Loan	11.00%				07/28/2031		6,956	6,817	(e)(g)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan					07/28/2031		—	—	(e)(g)(h)
										152,216		3.68%
Pharmaceuticals, Biotechnology and Life Sciences

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ADMA BIOLOGICS, INC.		1st Lien Revolving Loan	9.08%	SOFR (Q)	3.75%		12/20/2027		1	1	(e)(h)
ADMA BIOLOGICS, INC.		1st Lien Term Loan	11.36%	SOFR (Q)	6.50%		12/20/2027		900	900	(e)(f)
AI Sirona (Luxembourg) Acquisition S.a.r.l.	Luxembourg	1st Lien Term Loan	7.38%	EURIBOR (M)	4.00%		09/30/2028		€7,000	7,823
Alcami Corporation		1st Lien Revolving Loan					12/21/2028		—	—	(e)(h)
Alcami Corporation		1st Lien Term Loan	12.21%	SOFR (Q)	7.00%		12/21/2028		202	202	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	12.21%	SOFR (Q)	7.00%		12/21/2028		15	15	(e)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	11.66%	SONIA (Q)	6.59%		09/04/2028		£7,777	10,398	(e)(f)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	11.66%	SONIA (Q)	6.59%		09/04/2028		£647	865	(e)(h)
Bamboo US BidCo LLC		1st Lien Revolving Loan					10/01/2029		—	—	(e)(h)
Bamboo US BidCo LLC		1st Lien Term Loan	12.00%	SOFR (Q)	6.75%		09/30/2030		2,651	2,651	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	10.39%	EURIBOR (Q)	6.75%		09/30/2030		€2,123	2,363	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	12.00%	SOFR (Q)	6.75%		09/30/2030		197	197	(e)(g)(h)
Cambrex Corporation		1st Lien Term Loan	8.45%	SOFR (M)	3.50%		12/04/2026		7,238	7,189
Catalent Pharma Solutions, Inc.		1st Lien Term Loan	7.92%	SOFR (M)	3.00%		02/22/2028		5,970	5,970	(e)
Cheplapharm Arzneimittel GmbH	Germany	1st Lien Term Loan	7.69%	EURIBOR (Q)	4.00%		02/22/2029		€6,875	7,668
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		10/01/2027		119	119	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		10/02/2028		10,802	10,802	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	10.35%	SOFR (M)	5.50%		10/02/2028		2,422	2,422	(e)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan					10/02/2028		—	—	(e)(h)
Curia Global, Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	3.75%		08/30/2026		16,116	15,295
Da Vinci Purchaser Corp.		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		01/08/2027		11,514	11,507
Grifols Worldwide Operations USA, Inc.		1st Lien Term Loan	7.40%	SOFR (Q)	2.00%		11/15/2027		8,040	7,802
IGEA BIDCO S.P.A	Italy	1st Lien Term Loan					09/25/2030		€—	—	(e)(h)(i)
IGEA BIDCO S.P.A	Italy	1st Lien Delay Draw Term Loan					09/25/2030		€—	—	(e)(h)(i)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	11.27%	SOFR (M)	6.00%		11/02/2026		193	177	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.95%	SOFR (M)	6.00%		11/02/2026		5	4	(e)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	11.26%	SOFR (M)	6.00%		11/02/2026		2,193	2,018	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	11.26%	SOFR (M)	6.00%		11/02/2026		617	568	(e)(g)
North American Science Associates, LLC		1st Lien Revolving Loan	9.58%	SOFR (Q)	4.50%		03/15/2027		2,499	2,449	(e)
North American Science Associates, LLC		1st Lien Term Loan	10.84%	SOFR (Q)	5.75%		09/15/2027		11,545	11,314	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	10.84%	SOFR (Q)	5.75%		09/15/2027		1,872	1,835	(e)(f)
Packaging Coordinators Midco, Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		11/30/2027		14,680	14,666
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.10%	EURIBOR (Q)	5.75%		11/23/2029		£2,226	2,976	(e)(h)
Verista, Inc.		1st Lien Revolving Loan	11.20%	SOFR (Q)	6.00%		02/16/2027		167	160	(e)(h)
Verista, Inc.		1st Lien Term Loan	11.62%	SOFR (Q)	6.50%		02/16/2027		8,855	8,501	(e)(f)(g)
Verista, Inc.		1st Lien Delay Draw Term Loan	11.37%	SOFR (Q)	6.50%		02/16/2027		1821	1,748	(e)(g)
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan					11/06/2029		—	—	(e)(h)
WCI-BXC Purchaser, LLC		1st Lien Term Loan	11.48%	SOFR (Q)	6.25%		11/06/2030		762	762	(e)
										141,367		3.42%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/31/2025		4,972	3,757	(e)(j)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/31/2025		5,715	3,773	(e)(h)(j)
Odevo AB	Sweden	1st Lien Term Loan	9.86%	STIRBOR (Q)	6.13%		12/21/2028		€6,948	7,734	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	9.71%	EURIBOR (M)	6.13%		12/21/2028		€4,850	5,399	(e)(h)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	11.24%	SONIA (Q)	6.13%		12/21/2028		€10,285	11,448	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	11.52%	SOFR (Q)	6.38%		12/21/2028		€7,580	8,438	(e)(h)
										40,549		0.98%
Software and Services
Access CIG, LLC		1st Lien Term Loan	10.25%	SOFR (Q)	5.00%		08/18/2028		17,111	17,160
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/01/2030		—	—	(e)(h)
ACTFY Buyer, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		05/01/2031		1,510	1,480	(e)
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan					05/01/2031		—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/27/2029		—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		07/29/2030		13,347	13,347	(e)(f)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/29/2031		—	—	(e)(h)
AI Titan Parent, Inc.		1st Lien Term Loan	9.81%	SOFR (Q)	4.75%		08/29/2031		8,946	8,856	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan					08/29/2031		—	—	(e)(h)
Anaplan, Inc.		1st Lien Revolving Loan					06/21/2028		—	—	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		06/21/2029		7,127	7,127	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolving Loan					10/10/2025		—	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.06%	SOFR (Q)	4.75%		04/10/2026		3,118	3,119	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.85%	SOFR (S)	4.75%		04/10/2026		2,242	2,242	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	8.10%	EURIBOR (Q)	4.75%		08/22/2031		€1,479	1,646	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delay Draw Term Loan	9.23%	SOFR (S)	4.75%		04/10/2026		323	323	(e)
Anaqua Parent Holdings, Inc.		1st Lien Delay Draw Term Loan					08/22/2031		—	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolving Loan	10.68%	SOFR (Q)	5.25%		01/03/2025		—	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	9.75%	SOFR (S)	5.25%		01/03/2025		969	969	(e)
APG Intermediate Holdings Corporation		1st Lien Delay Draw Term Loan	10.68%	SOFR (S)	5.25%		01/03/2025		58	58	(e)
Aptean, Inc.		1st Lien Revolving Loan					01/30/2031		—	—	(e)(h)
Aptean, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		01/30/2031		2,391	2,391	(e)
Aptean, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	5.00%		01/30/2031		6	6	(e)(h)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/26/2030		—	—	(e)(h)
Artifact Bidco, Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	4.50%		07/28/2031		1,154	1,143	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/28/2031		—	—	(e)(h)
Asurion, LLC		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		12/23/2026		6,365	6,358	(f)
Asurion, LLC		1st Lien Term Loan	8.21%	SOFR (M)	3.25%		07/31/2027		3,487	3,435	(f)
Asurion, LLC		2nd Lien Term Loan	10.21%	SOFR (M)	5.25%		01/20/2029		5,000	4,611
Avaya Inc.		1st Lien Term Loan	12.35%	SOFR (M)	7.50%		08/01/2028		7,860	6,909
Bamboo Health Holdings, LLC		1st Lien Revolving Loan	12.09%	SOFR (S)	7.00%		05/06/2027		11	11	(e)(h)
Bamboo Health Holdings, LLC		1st Lien Term Loan	12.08%	SOFR (Q)	7.00%		05/06/2027		2,858	2,858	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		10/30/2026		1	1	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	11.95%	SOFR (M)	7.00%		10/30/2026		3,458	3,458	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	11.95%	SOFR (M)	7.00%		10/30/2026		5,015	5,015	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.20%	SOFR (M)	7.25%		10/30/2026			247	247	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	11.10%	SOFR (M)	6.25%		10/30/2026			692	692	(e)(h)
BCTO IGNITION PURCHASER, INC.		1st Lien Term Loan	14.28%	SOFR (Q)	9.00%		10/19/2030			952	952	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.65%	SOFR (S)	5.75%		06/25/2030			1,310	1,310	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.77%	SONIA (S)	5.75%		06/25/2030			£976	1,305	(e)
Bizzdesign Holding BV	Netherlands	1st Lien Term Loan					09/24/2031			€—	—	(e)(h)(i)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/17/2030			—	—	(e)(h)
Bobcat Purchaser, LLC		1st Lien Term Loan	9.39%	SOFR (Q)	4.75%		06/17/2030			2,932	2,932	(e)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	9.39%	SOFR (Q)	4.75%		06/17/2030			994	994	(e)
Boost Newco Borrower, LLC		1st Lien Term Loan	7.10%	SOFR (Q)	2.50%		01/31/2031			15,500	15,494
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/15/2028			—	—	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.10%	SOFR (M)	5.25%		05/14/2029			17,847	17,847	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.60%	SOFR (M)	5.75%		05/14/2029			728	728	(e)
Businessolver.com, Inc.		1st Lien Term Loan	10.20%	SOFR (Q)	5.50%		12/01/2027			4,195	4,195	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.50%		12/01/2027			148	148	(e)(h)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.24%	EURIBOR (M)	6.88%		04/30/2026			€2,954	3,289	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.34%	STIRBOR (M)	6.88%		04/30/2026		SEK	4,210	414	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	11.43%	NIBOR (M)	6.88%		04/30/2026		NOK	2,551	242	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	10.18%	CIBOR (M)	6.88%		04/30/2026		DKK	12,810	1,913	(e)(f)
Cardinal Parent, Inc.		1st Lien Revolving Loan					11/12/2025			—	—	(e)(h)
Cardinal Parent, Inc.		1st Lien Term Loan	9.25%	SOFR (Q)	4.50%		11/12/2027			3,333	3,104
Cardinal Parent, Inc.		2nd Lien Term Loan	12.50%	SOFR (Q)	7.75%		11/13/2028			9,269	8,805	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	10.77%	CIBOR (Q)	7.50%		03/31/2028		DKK	19,796	2,572	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.12%	CIBOR (Q)	7.50%		03/31/2028		DKK	18,316	2,380	(e)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/31/2028		DKK	—	—	(e)(h)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	10.77%	CIBOR (Q)	7.50%		03/31/2028		DKK	11,149	1,448	(e)
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/12/2030			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
CentralSquare Technologies, LLC		1st Lien Term Loan	11.60%	SOFR (M)	6.50%		04/12/2030			30,395	29,635	(e)(f)(g)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/30/2027			—	—	(e)(h)
Cloud Software Group, Inc.		1st Lien Term Loan	8.60%	SOFR (M)	4.00%		03/30/2029			55,847	55,574	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	4.50%		03/21/2031			159	159
Compusoft US LLC		1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		05/26/2028			2,536	2,536	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	9.94%	STIRBOR (Q)	6.75%		06/03/2027			€1,505	1,676	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.22%	EURIBOR (Q)	6.75%		06/03/2027			€1,995	2,220	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.16%	STIRBOR (Q)	7.00%		06/03/2027			€1,467	1,633	(e)(h)
Conscia Nederland B.V	Denmark	1st Lien Term Loan	10.48%	CIBOR (M)	6.88%		04/30/2026		DKK	9,255	1,382	(e)(f)
Conscia Nederland B.V	Denmark	1st Lien Delay Draw Term Loan	10.24%	EURIBOR (M)	6.88%		04/30/2026		DKK	12,324	1,840	(e)(h)
Conservice Midco, LLC		1st Lien Term Loan	8.35%	SOFR (M)	3.50%		05/13/2027			5,570	5,575	(f)
Conservice Midco, LLC		2nd Lien Term Loan	10.10%	SOFR (M)	5.25%		05/15/2028			13,073	13,073	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	10.50%	SOFR (Q)	5.75%		05/26/2028			1	1	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	9.61%	EURIBOR (S)	6.25%		05/26/2028			104	104	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	10.10%	SOFR (Q)	5.50%		05/26/2028			384	384	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.50%	SOFR (Q)	5.75%		05/26/2028			6,668	6,669	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.61%	EURIBOR (Q)	6.25%		05/26/2028			€1,968	2,191	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan					05/26/2028			€34	38	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.61%	EURIBOR (Q)	6.25%		05/26/2028			€277	308	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	5.75%		05/26/2028			1,671	1,671	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.10%	SOFR (Q)	5.50%		05/26/2028			67	67	(e)(h)
Cority Software (USA) Inc.		1st Lien Term Loan	10.33%	SOFR (Q)	5.00%		07/02/2026			1,590	1,590	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	12.33%	SOFR (Q)	7.00%		07/02/2026			135	135	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	11.08%	SOFR (Q)	5.75%		07/02/2026			896	896	(e)
Cority Software Inc.	Canada	1st Lien Revolving Loan					07/02/2025			—	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.33%	SOFR (Q)	5.00%		07/02/2026			1,820	1,820	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	8.33%	SOFR (M)	3.25%		10/15/2026			18	17	(e)(h)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	8.71%	SOFR (M)	3.75%		10/16/2028			370	346
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	11.46%	SOFR (M)	6.50%		10/15/2029			17,522	16,470	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Coupa Holdings, LLC		1st Lien Revolving Loan					02/27/2029		—	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	10.75%	SOFR (Q)	5.50%		02/27/2030		228	228	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan					02/27/2030		—	—	(e)(h)
DCert Buyer, Inc.		1st Lien Term Loan	8.85%	SOFR (M)	4.00%		10/16/2026		10,733	10,399	(f)
DCert Buyer, Inc.		2nd Lien Term Loan	11.85%	SOFR (M)	7.00%		02/16/2029		5,691	5,520	(e)(f)
Denali Holdco LLC		1st Lien Revolving Loan					09/15/2028		—	—	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	9.85%	SOFR (M)	4.75%		09/15/2028		6,834	6,800	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Term Loan					09/15/2028		—	—	(e)(h)
Diligent Corporation		1st Lien Revolving Loan					08/02/2030		—	—	(e)(h)
Diligent Corporation		1st Lien Term Loan	10.09%	SOFR (Q)	5.00%		08/02/2030		8,174	8,174	(e)(f)
Diligent Corporation		1st Lien Delay Draw Term Loan					08/02/2030		—	—	(e)(h)
Doxim Inc.		1st Lien Term Loan	12.95%	SOFR (M)	8.00%		05/31/2026		6,122	6,122	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.95%	SOFR (M)	7.00%		05/31/2026		805	805	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.70%	SOFR (M)	6.75%		05/31/2026		3,328	3,328	(e)(f)
Doxim Inc.		1st Lien Last Out Term Loan	11.35%	SOFR (M)	6.40%		05/31/2026		707	707	(e)(f)
Doxim Inc.		1st Lien Last Out Delay Draw Term Loan	11.35%	SOFR (M)	6.40%		05/31/2026		325	325	(e)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/15/2031		—	—	(e)(h)
Drivecentric Holdings, LLC		1st Lien Term Loan	9.87%	SOFR (Q)	4.75%		08/15/2031		3,672	3,635	(e)(f)(g)
DS Admiral Bidco, LLC		1st Lien Term Loan	9.10%	SOFR (S)	4.25%		06/24/2031		2,500	2,400	(e)
Echo Purchaser, Inc.		1st Lien Revolving Loan	12.50%	PRIME (Q)	4.50%		11/19/2029		9	8	(e)(h)
Echo Purchaser, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		11/19/2029		1,831	1,831	(e)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan					11/19/2029		—	—	(e)(h)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/08/2031		—	—	(e)(h)
Eclipse Buyer, Inc.		1st Lien Term Loan	9.74%	SOFR (S)	4.75%		09/08/2031		45,019	44,569	(e)(f)
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/08/2031		—	—	(e)(h)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	8.60%	SOFR (Q)	4.00%		02/26/2030		32	32	(e)
Edmunds GovTech, Inc.		1st Lien Revolving Loan					02/26/2030		—	—	(e)(h)
Edmunds GovTech, Inc.		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		02/26/2031		333	334	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan					02/26/2031		—	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolving Loan	10.75%	SOFR (Q)	5.50%		09/18/2026		1,222	1,209	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	10.93%	SOFR (Q)	5.50%		09/18/2026		2,751	2,723	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	10.95%	SOFR (Q)	5.50%		09/18/2026		848	840	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	10.75%	SOFR (Q)	5.50%		09/18/2026		1,338	1,325	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	5.50%		09/18/2026		539	534	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	10.96%	SOFR (Q)	5.50%		09/18/2026		2,198	2,176	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	8.45%	SOFR (M)	3.50%		10/09/2029		12,126	12,151
Ellucian Holdings Inc.		2nd Lien Term Loan	12.95%	SOFR (M)	8.00%		10/09/2028		6,548	6,548	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.66%	EURIBOR (S)	7.50%		01/26/2028		€4,398	4,896	(e)(f)
Ensono, Inc.		1st Lien Term Loan	8.96%	SOFR (M)	4.00%		05/26/2028		18,299	18,253
Enverus Holdings, Inc.		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		12/24/2029		67	67	(e)(h)
Enverus Holdings, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		12/24/2029		8,718	8,718	(e)(f)
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan					12/24/2029		—	—	(e)(h)
Envestnet, Inc.		1st Lien Term Loan	8.10%	SOFR (Q)	3.50%		09/19/2031		13,631	13,566	(i)
Epicor Software Corporation		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		05/30/2031		14,424	14,429
Epicor Software Corporation		1st Lien Delay Draw Term Loan					05/30/2031		—	—	(h)
eResearch Technology, Inc.		1st Lien Term Loan	8.85%	SOFR (M)	4.00%		02/04/2027		9,333	9,370	(f)
eResearch Technology, Inc.		2nd Lien Term Loan	12.95%	SOFR (M)	8.00%		02/04/2028		11,166	11,166	(e)(f)
eResearch Technology, Inc.		2nd Lien Delay Draw Term Loan	12.95%	SOFR (M)	8.00%		02/04/2028		672	672	(e)
ESHA Research, LLC		1st Lien Revolving Loan	10.90%	SOFR (Q)	5.50%		06/08/2028		65	65	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	10.90%	SOFR (Q)	5.50%		06/08/2028		476	476	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan					07/22/2027		—	—	(e)(h)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.45%	SOFR (M)	7.50%		07/22/2027		1,998	1,998	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	12.45%	SOFR (M)	7.50%		07/22/2027		840	840	(e)(h)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan					07/22/2027		—	—	(e)(h)
Finastra USA, Inc.		1st Lien Revolving Loan					09/13/2029		—	—	(e)(h)
Finastra USA, Inc.		1st Lien Term Loan	12.18%	SOFR (Q)	7.25%		09/13/2029		18,813	18,813	(e)(f)
Flash Charm, Inc.		1st Lien Term Loan	8.75%	SOFR (Q)	3.50%		03/02/2028		15,041	14,731	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/25/2027			3,000	3,000	(e)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/04/2028		SEK	68,055	5,802	(e)(g)(j)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/04/2028		SEK	11,557	1,053	(e)(g)(h)(j)
Granite France Bidco SAS	France	1st Lien Term Loan	8.46%	EURIBOR (Q)	5.00%		10/17/2028			€5,670	6,276
GraphPAD Software, LLC		1st Lien Revolving Loan					06/30/2031			—	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		06/30/2031			17,546	17,458	(e)(f)
GraphPAD Software, LLC		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	4.75%		06/30/2031			439	437	(e)(h)
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan					10/02/2029			—	—	(e)(h)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	10.85%	SOFR (M)	6.00%		10/02/2029			1,134	1,134	(e)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan					10/02/2029			—	—	(e)(h)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	10.90%	EURIBOR (S)	7.25%		07/26/2030			€3,060	3,406	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.92%	EURIBOR (S)	7.25%		07/26/2030			€596	664	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/16/2027			—	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		11/16/2028			4,085	4,085	(e)(f)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		11/16/2028			2,932	2,931	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	8.95%	SOFR (M)	4.00%		11/19/2026			15,607	14,859	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	11.70%	SOFR (M)	6.75%		11/19/2027			2,360	1,982	(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/19/2029			—	—	(e)(h)
Hyland Software, Inc.		1st Lien Term Loan	10.85%	SOFR (M)	6.00%		09/19/2030			9,610	9,610	(e)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/25/2030			—	—	(e)(h)
Icefall Parent, Inc.		1st Lien Term Loan	11.35%	SOFR (M)	6.50%		01/25/2030			2,328	2,328	(e)(f)
Idemia Group S.A.S.	France	1st Lien Term Loan	7.35%	EURIBOR (Q)	4.00%		09/30/2028			€7,000	7,798
Infobip Inc.		1st Lien Term Loan	11.12%	SOFR (Q)	6.25%		09/17/2026			7,025	7,025	(e)(f)
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/02/2027			—	—	(e)(h)
Internet Truckstop Group LLC		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		04/02/2027			2,328	2,305	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	10.31%	SOFR (Q)	5.25%		05/02/2028			147	147	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	10.31%	SOFR (Q)	5.25%		05/02/2029			6,720	6,720	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Ivanti Software, Inc.		1st Lien Revolving Loan	8.60%	SOFR (M)	3.75%		12/01/2025		200	169	(e)(h)
Kaseya Inc.		1st Lien Revolving Loan	10.10%	SOFR (Q)	5.50%		06/25/2029		598	598	(e)(h)
Kaseya Inc.		1st Lien Term Loan	10.75%	SOFR (Q)	5.50%		06/25/2029		39,792	39,792	(e)(f)
Kaseya Inc.		1st Lien Delay Draw Term Loan	10.78%	SOFR (Q)	5.50%		06/25/2029		461	461	(e)(g)(h)
Kaseya Inc.		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	5.50%		06/25/2029		146	146	(e)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	13.85%	SOFR (Q)	9.25%		07/12/2028		2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	12.10%	SOFR (Q)	7.50%		07/12/2028		2,878	2,878	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan					07/12/2028		—	—	(e)(h)
Leia Finco US LLC	United Kingdom	1st Lien Term Loan					07/02/2031		14,200	13,965	(i)
Leia Finco US LLC	United Kingdom	2nd Lien Term Loan					07/02/2032		3,070	2,992	(i)
Majesco		1st Lien Revolving Loan					09/21/2027		—	—	(e)(h)
Majesco		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		09/21/2028		9,624	9,624	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	10.04%	EURIBOR (Q)	6.50%		02/14/2029		€5,143	6,070	(e)(f)
McAfee Corp.		1st Lien Term Loan	8.45%	SOFR (M)	3.25%		03/01/2029		3,990	3,971
Mimecast Borrowerco, Inc.		1st Lien Term Loan	9.85%	SOFR (M)	5.00%		05/18/2029		37,797	37,797	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	9.95%	SONIA (Q)	5.00%		05/18/2029		£6,912	9,241	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (M)	5.00%		05/18/2029		4,238	4,238	(e)
Mitchell International, Inc.		1st Lien Term Loan	8.10%	SOFR (M)	3.25%		06/17/2031		9,976	9,821
Mitchell International, Inc.		2nd Lien Term Loan	10.10%	SOFR (M)	5.25%		06/17/2032		10,000	9,816
MRI Software LLC		1st Lien Revolving Loan					02/10/2027		—	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		02/10/2027		9,792	9,792	(e)(f)(g)
MRI Software LLC		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	4.75%		02/10/2027		325	325	(e)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/25/2031		—	—	(e)(h)
Netsmart Technologies, Inc.		1st Lien Term Loan	10.05%	SOFR (M)	5.20%		08/25/2031		33,554	33,218	(e)(f)(g)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/25/2031		—	—	(e)(g)(h)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Revolving Loan	9.95%	SONIA (Q)	5.00%		05/03/2029		94	93	(e)(h)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		05/03/2029		2,132	2,121	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.95%	SONIA (Q)	5.00%		05/03/2029			£241	321	(e)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Term Loan	9.75%	NIBOR (Q)	5.00%		05/03/2029		NOK	5,268	497	(e)
North Star Acquisitionco, LLC and Toucan Bidco Limited		1st Lien Delay Draw Term Loan					05/03/2029			—	—	(e)(h)
Open Text Corp	Canada	1st Lien Term Loan	7.10%	SOFR (M)	2.25%		01/31/2030			8,041	8,067
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	11.51%	SONIA (Q)	6.42%		06/30/2028			£5,529	7,391	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.51%	SONIA (Q)	6.42%		06/30/2028			£1,464	1,957	(e)
PDDS Holdco, Inc.		1st Lien Revolving Loan	12.25%	SOFR (Q)	7.50%		07/18/2028			17	18	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	12.25%	SOFR (Q)	7.50%		07/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.25%	SOFR (Q)	7.50%		07/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.35%	SOFR (Q)	7.50%		07/18/2028			274	274	(e)(h)
PDI TA Holdings, Inc.		1st Lien Revolving Loan					02/03/2031			—	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	10.50%	SOFR (Q)	5.25%		02/03/2031			2,013	2,013	(e)(f)
PDI TA Holdings, Inc.		1st Lien Delay Draw Term Loan					02/03/2031			—	—	(e)(h)
Pluralsight, LLC		1st Lien Revolving Loan					08/22/2029			—	—	(e)(h)
Pluralsight, LLC		1st Lien Term Loan	9.62%	SOFR (Q)	4.50%		08/22/2029			3,172	3,172	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	12.62%	SOFR (Q)	7.50%		08/22/2029			3,172	3,172	(e)(g)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/22/2029			—	—	(e)(g)(h)
Polaris Newco, LLC		1st Lien Term Loan	9.51%	SOFR (Q)	4.00%		06/02/2028			13,905	13,660	(f)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	9.35%	SOFR (M)	4.50%		08/30/2029			1	1	(e)(h)
PracticeTek Purchaser, LLC		1st Lien Term Loan	10.60%	SOFR (M)	5.75%		08/30/2029			7,540	7,540	(e)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	10.60%	SOFR (M)	5.75%		08/30/2029			108	108	(e)(h)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	9.51%	SOFR (Q)	4.00%		04/24/2028			13,162	12,792	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan	10.35%	SOFR (M)	5.50%		03/05/2027			425	425	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		03/05/2027			5,263	5,263	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan	10.35%	SOFR (M)	5.50%		03/05/2027			1,320	1,321	(e)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan					03/05/2027			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Project Boost Purchaser, LLC		1st Lien Term Loan	8.79%	SOFR (Q)	3.50%		07/16/2031		28,072	28,048
Project Essential Bidco, Inc.		1st Lien Revolving Loan					04/20/2027		—	—	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	11.46%	SOFR (Q)	6.25%		04/20/2028		4,204	3,868	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan					08/31/2026		—	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	7.85%	SOFR (M)	3.00%		08/31/2028		34,740	34,714
QF Holdings, Inc.		1st Lien Revolving Loan	10.22%	SOFR (Q)	5.00%		12/15/2027		159	159	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	10.35%	SOFR (Q)	5.00%		12/15/2027		3,812	3,813	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	10.06%	SOFR (Q)	5.00%		12/15/2027		393	393	(e)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	10.35%	SOFR (Q)	5.00%		12/15/2027		525	524	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.65%	SOFR (Q)	4.25%		02/01/2029		8,524	6,009	(e)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan					10/05/2027		—	—	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		10/05/2028		8,291	8,291	(e)(f)
RealPage, Inc.		1st Lien Term Loan	7.96%	SOFR (M)	3.00%		04/24/2028		6,962	6,753	(f)
RealPage, Inc.		2nd Lien Term Loan	11.46%	SOFR (M)	6.50%		04/23/2029		30,924	29,619	(f)
Relativity ODA LLC		1st Lien Revolving Loan					05/14/2029		—	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	9.46%	SOFR (M)	4.50%		05/14/2029		9,193	9,193	(e)
Revalize, Inc.		1st Lien Revolving Loan	10.50%	SOFR (Q)	5.75%		04/15/2027		125	115	(e)(h)
Revalize, Inc.		1st Lien Delay Draw Term Loan	11.15%	SOFR (Q)	5.75%		04/15/2027		2,897	2,665	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan					12/15/2028		—	—	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		12/15/2028		5,782	5,608	(e)(f)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/30/2031		—	—	(e)(h)
Sapphire Software Buyer, Inc.		1st Lien Term Loan	9.25%	SOFR (S)	5.00%		09/30/2031		10,271	10,168	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	8.25%	SOFR (Q)	3.00%		07/31/2031		23,664	23,611
Severin Acquisition, LLC		1st Lien Revolving Loan					10/01/2031		—	—	(e)(h)(i)
Severin Acquisition, LLC		1st Lien Term Loan	9.59%	SOFR (S)	4.75%		10/01/2031		43,484	43,049	(e)(f)(i)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan					10/01/2031		—	—	(e)(h)(i)
Smarsh Inc.		1st Lien Revolving Loan					02/16/2029		—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Smarsh Inc.		1st Lien Term Loan	10.35%	SOFR (Q)	5.75%		02/16/2029		3,561	3,561	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan	10.35%	SOFR (Q)	5.75%		02/16/2029		445	445	(e)(h)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/01/2030		—	—	(e)(h)
Spark Purchaser, Inc.		1st Lien Term Loan	10.10%	SOFR (Q)	5.50%		04/01/2031		1,303	1,277	(e)
Storable, Inc.		2nd Lien Term Loan	11.60%	SOFR (M)	6.75%		04/16/2029		9,527	9,527	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	9.32%	SOFR (S)	4.75%		07/02/2029		1	—	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	9.32%	SOFR (S)	4.75%		07/02/2029		2,586	2,586	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/29/2031		—	—	(e)(h)
Superman Holdings, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	4.50%		08/29/2031		8,735	8,691	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan					08/29/2031		—	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan					08/28/2026		—	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.25%	SOFR (Q)	5.50%		08/28/2026		2,686	2,686	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.75%	SOFR (Q)	6.00%		08/28/2026		1,226	1,225	(e)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	10.25%	SOFR (Q)	5.50%		08/28/2026		1,862	1,862	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	10.75%	SOFR (Q)	6.00%		08/28/2026		533	533	(e)(h)
Transit Technologies LLC		1st Lien Revolving Loan					08/20/2030		—	—	(e)(h)
Transit Technologies LLC		1st Lien Term Loan	9.71%	SOFR (M)	4.75%		08/20/2031		3,790	3,753	(e)(f)
Transit Technologies LLC		1st Lien Delay Draw Term Loan					08/20/2031		—	—	(e)(h)
UserZoom Technologies, Inc.		1st Lien Term Loan	12.75%	SOFR (S)	7.50%		04/05/2029		250	248	(e)
Victors Purchaser, LLC		1st Lien Revolving Loan					08/15/2031		—	—	(e)(h)
Victors Purchaser, LLC		1st Lien Term Loan	9.35%	SOFR (Q)	4.75%		08/15/2031		12,293	12,170	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan					08/15/2031		—	—	(e)(h)
VS Buyer, LLC		1st Lien Term Loan	8.35%	SOFR (M)	3.25%		04/12/2031		7,561	7,558
WebPT, Inc.		1st Lien Revolving Loan	11.91%	SOFR (Q)	6.75%		01/18/2028		62	62	(e)(h)
WebPT, Inc.		1st Lien Term Loan	11.91%	SOFR (Q)	6.75%		01/18/2028		2,042	2,041	(e)
Wellington Bidco Inc.		1st Lien Revolving Loan	9.60%	SOFR (Q)	5.00%		06/05/2030		110	109	(e)(h)
Wellington Bidco Inc.		1st Lien Term Loan	9.60%	SOFR (Q)	5.00%		06/05/2030		3,322	3,289	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan					06/05/2030		—	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/20/2027		—	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	10.66%	SOFR (Q)	5.50%		01/20/2027		3,009	3,009	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	10.66%	SOFR (Q)	5.50%		01/20/2027		272	272	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan					06/29/2027		—	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	11.70%	SOFR (Q)	7.00%		06/29/2027		4,834	4,834	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan	11.70%	SOFR (Q)	7.00%		06/29/2027			3,704	3,704	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	12.32%	SONIA (Q)	7.25%		06/16/2028			£2,679	3,581	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	12.32%	SONIA (Q)	7.25%		06/16/2028			£5,275	7,052	(e)(h)
ZocDoc, Inc.		1st Lien Term Loan	11.63%	SOFR (Q)	6.50%		05/21/2029			2,730	2,696	(e)(f)
											1,223,276		29.58%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan					01/26/2029			—	—	(e)(h)
Chariot Buyer LLC		1st Lien Term Loan	8.20%	SOFR (M)	3.25%		11/03/2028			5,416	5,384	(h)
Emerald Debt Merger Sub LLC		1st Lien Term Loan	7.56%	SOFR (Q)	2.50%		05/31/2030			8,485	8,464
Excelitas Technologies Corp.		1st Lien Term Loan	9.85%	SOFR (Q)	5.25%		08/12/2029			2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan					08/12/2029			—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/22/2029			—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	9.62%	SOFR (Q)	4.75%		02/22/2030			7,177	7,177	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	11.08%	CIBOR (S)	7.25%		02/29/2028		DKK	20,066	2,936	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	10.92%	EURIBOR (S)	7.25%		02/29/2028		DKK	4,660	682	(e)(h)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan					02/29/2028		DKK	—	—	(e)(h)(i)
Repairify, Inc.		1st Lien Revolving Loan	10.48%	SOFR (S)	5.00%		06/14/2027			766	766	(e)
Repairify, Inc.		1st Lien Term Loan	10.51%	SOFR (Q)	5.00%		06/14/2027			3,463	3,463	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	10.49%	SOFR (S)	5.50%		10/02/2028			1,582	1,582	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Revolving Loan					02/26/2027			—	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	10.60%	SOFR (M)	5.75%		02/26/2027			4,170	4,170	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Term Loan	10.60%	SOFR (M)	5.75%		02/26/2027			2,620	2,620	(e)(f)(h)
											39,336		0.95%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/02/2028			£1,729	2,194	(e)(g)(j)
Delta Topco, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	3.50%		11/30/2029			12,964	12,932
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	10.21%	EURIBOR (Q)	6.86%		11/22/2030			€8,541	9,507	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.80%	SOFR (Q)	6.86%		11/22/2030			€2,597	2,890	(e)(h)
Iridium Satellite LLC		1st Lien Term Loan	7.10%	SOFR (M)	2.25%		09/20/2030			2,413	2,368	(f)
Panther NewCo	France	1st Lien Term Loan	8.59%	EURIBOR (Q)	5.43%		05/24/2029			€8,250	9,184	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	9.15%	EURIBOR (Q)	5.43%		05/24/2029			€1,609	1,791	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.96%	SOFR (M)	3.00%		03/09/2027		20,505	18,698
										59,564		1.44%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	12.14%	SOFR (Q)	7.00%		07/20/2029		10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/20/2029		—	—	(e)(h)
Genesee & Wyoming Inc.		1st Lien Term Loan	6.60%	SOFR (Q)	2.00%		04/10/2031		10,000	9,975
Neovia Logistics, LP		1st Lien Term Loan	12.85%	SOFR (Q)	7.50%		11/01/2027		465	465	(e)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.35%	SOFR (M)	5.50%		07/01/2030		4,322	4,322	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.60%	SOFR (S)	5.50%		07/01/2030		1,541	1,541	(e)(f)
										26,863		0.65%
Utilities
Alpha Generation LLC		1st Lien Term Loan					09/19/2031		5,000	4,999	(i)
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.10%	EURIBOR (Q)	5.75%		08/10/2028		€7,500	8,349	(e)(f)
Watt Holdco Limited	Ireland	1st Lien Term Loan	9.47%	EURIBOR (Q)	6.00%		09/17/2031		€3,000	3,339	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan					09/17/2031		€—	—	(e)(h)
										16,687		0.40%

TOTAL SENIOR LOANS (Cost 4,650,358)										4,630,856		111.99%

SUBORDINATED LOANS(b)(c)(d)(e)
Commercial and Professional Services
Argenbright Holdings V, LLC		Subordinated Term Loan	14.65%	SOFR (Q)	9.25%		11/30/2028		2,888	2,888	(f)
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan					11/30/2028		—	—	(h)
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan	14.52%	SOFR (Q)	9.25%		11/30/2028		27	27	(g)(h)
										2,915		0.07%
Financial Services
eCapital Finance Corp.	Canada	Subordinated Term Loan	13.05%	SOFR (M)	7.75%		12/31/2025		31,851	31,851
eCapital Finance Corp.	Canada	Subordinated Delay Draw Term Loan	13.05%	SOFR (M)	7.75%		12/31/2025		2,803	2,803
eCapital Finance Corp.	Canada	Subordinated Term Loan	13.05%	SOFR (M)	7.75%		12/31/2025		3,642	3,642
TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00%				3/30/2029		3,713	3,564	(g)
										41,860		1.01%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Subordinated Term Loan	16.50%				12/02/2030		7,427	7,427	(g)
AmeriVet Partners Management, Inc.		Subordinated Delay Draw Term Loan	16.50%				12/02/2030		1,149	1,149	(h)
										8,576		0.21%
Media and Entertainment
22 HoldCo Limited	United Kingdom	Subordinated Delay Draw Term Loan	12.47%	SONIA (S)	7.50%		8/23/2033		£1,922	2,569	(g)(h)
22 HoldCo Limited	United Kingdom	Subordinated Term Loan	12.73%	SONIA (S)	7.50%		8/23/2033		£3,133	4,189	(g)
										6,758		0.16%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.00%				3/17/2025		10	10	(g)
										10		—%
Real Estate Management and Development
OPH NEP Investment, LLC		Subordinated Term Loan	10.00%				05/03/2032		8,782	8,563	(g)
										8,563		0.21%
Software and Services
WPT Intermediate Holdco, Inc.		Subordinated Term Loan	13.25%				05/07/2029		19,057	18,581	(g)
										18,581		0.45%

TOTAL SUBORDINATED LOANS (Cost 85,761)										87,263		2.11%

CORPORATE BONDS(b)(c)
Capital Goods
CP Atlas Buyer Inc			7.00%				12/1/2028		13,120	12,147	(d)
LBM Acquisition LLC			6.25%				1/15/2029		16,306	15,420	(d)
Specialty Building Products Holdings LLC / SBP Finance Corp			6.38%				9/30/2026		18,174	18,105	(d)
Standard Industries Inc/NJ			4.38%				7/15/2030		5,000	4,733	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		9.50%				6/1/2028		7,292	7,116	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		6.38%				2/1/2030		13,802	11,854	(d)
Wilsonart LLC			11.00%				8/15/2032		7,624	7,624	(d)
										76,999		1.86%
Commercial and Professional Services
NBLY 2021-1			3.58%				4/30/2051		24	22	(d)(e)
Neptune BidCo US Inc.			9.29%				4/15/2029		8,991	8,819	(d)
VRC Companies, LLC			12.00%				6/29/2028		26	26	(e)
										8,867		0.21%
Consumer Services
AUTHB 2021-1			3.73%				7/30/2051		24	22	(d)(e)
Caesars Entertainment Inc			8.13%				7/1/2027		7,517	7,671	(d)
MGM Resorts International			6.50%				4/15/2032		6,844	6,974
SERV 2020-1			3.34%				1/30/2051		24	21	(d)(e)
										14,688		0.36%
Consumer Staples Distribution and Retail
BUNDT 2021-1			2.99%				7/30/2051		25	24	(d)(e)
										24		—%
Energy
Ascent Resources - Utica LLC/ARU Finance Corp			9.00%				11/1/2027		500	598	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Enviva Partners LP / Enviva Partners Finance Corp							1/15/2026		17,217	6,198	(d)(e)(j)
ITT Holdings LLC			6.50%				8/1/2029		18,264	17,313	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/31/2030		8,193	7,783	(d)
Transocean Inc.	Cayman Islands		6.80%				3/15/2038		10,000	8,162
										40,054		0.97%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%				4/1/2027		12,193	11,865	(d)
Iron Mountain Inc			5.25%				7/15/2030		4,089	4,036	(d)
										15,901		0.38%
Financial Services
Antenore Bidco SpA	Italy		10.86%				10/8/2030		€3,000	3,340	(e)
BCC Blueprint Investments, LLC			9.30%				9/15/2026		794	794	(d)(e)(g)
HighTower Holding, LLC			6.75%				4/15/2029		3,280	3,144	(d)
Midcap Financial Issuer Trust			6.50%				5/1/2028		20,660	20,019	(d)
Nationstar Mortgage Holdings Inc.			5.50%				8/15/2028		7,880	7,800	(d)
WAX 2022-1			5.50%				3/15/2052		18,573	18,198	(d)(e)
										53,295		1.29%
Food, Beverage and Tobacco
Triton Water Holdings, Inc.			6.25%				4/1/2029		100	100	(d)
										100		—%
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%				8/15/2027		27,222	20,303	(d)
Chemours Company, The			5.75%				11/15/2028		2,864	2,721	(d)
Chemours Company, The			4.63%				11/15/2029		6,079	5,443	(d)
Compass Minerals International, Inc.			6.75%				12/1/2027		8,194	8,168	(d)
OI European Group BV	Netherlands		4.75%				2/15/2030		9,750	9,221	(d)
Owens-Brockway Glass Container Inc			6.63%				5/13/2027		2,250	2,260	(d)
Trident TPI Holdings, Inc.			12.75%				12/31/2028		6,102	6,774	(d)
										54,890		1.33%
Media and Entertainment
ANGI Group LLC			3.88%				8/15/2028		9,203	8,439	(d)
Atletico Holdco, S.L.	Spain		10.00%				7/22/2026		€8,801	9,748	(e)(g)
Aventine Holdings II LLC			10.25%				12/23/2030		14,085	11,550	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Eagle Football Holdings BidCo Limited	United Kingdom		13.31%	SOFR (S)	8.00%		12/13/2028		1,491	1,462	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		17.00%				12/13/2028		707	707	(e)(g)
Scripps Escrow II Inc			3.88%				1/15/2029		21,227	15,842	(d)
										47,748		1.15%
Pharmaceuticals, Biotechnology and Life Sciences
Grifols SA	Spain		3.88%				10/15/2028		€1,925	1,992
										1,992		0.05%
Software and Services
Cloud Software Group, Inc.			9.00%				9/30/2029		100	102	(d)
Cloud Software Group, Inc.			8.25%				6/30/2032		3,400	3,552	(d)
Insightful Science Intermediate I, LLC			10.50%				4/28/2032		1,732	1,681	(e)
Practicetek Midco, LLC			14.00%				8/30/2030		9,069	9,069	(e)
										14,404		0.35%
Telecommunication Services
Level 3 Financing Inc.			11.00%				11/15/2029		12,000	13,296	(d)
Zayo Group Holdings, Inc.			4.00%				3/1/2027		16,719	14,952	(d)
										28,248		0.68%

TOTAL CORPORATE BONDS (Cost 353,381)										357,210		8.64%

COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTES
Investment Funds and Vehicles
BTCP 2023-1			11.63%	SOFR (M)	6.50%		9/30/2030		11,300	11,300	(e)
										11,300		0.27%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTES (Cost 11,300)										11,300		0.27%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15A E	Cayman Islands		11.50%	SOFR (Q)	6.21%		10/17/2034		750	753
AMMC 2012-11A ER2	Cayman Islands		11.32%	SOFR (Q)	6.06%		4/30/2031		1,500	1,506
AMMC 2018-22A E2	Cayman Islands		11.05%	SOFR (Q)	5.76%		4/25/2031		750	754
ANCHF 2020-12A E	Cayman Islands		6.91%				10/25/2038		1,000	909
ATRM 14A ER	Cayman Islands		11.40%	SOFR (Q)	6.50%		10/16/2037		5,600	5,629
ATRM 15A ER	Cayman Islands		11.84%	SOFR (Q)	6.50%		7/16/2037		2,375	2,381
BABSN 2023-3A E	Cayman Islands		12.63%	SOFR (Q)	7.33%		10/15/2036		563	582
BALLY 2023-24A C	Jersey		10.35%	SOFR (Q)	5.05%		7/15/2036		2,000	2,037
BALLY 2024-26A D	Cayman Islands		11.43%	SOFR (Q)	6.10%		7/25/2037		1,800	1,804
BCC 2019-2A ER	Cayman Islands		11.87%	SOFR (Q)	6.58%		10/17/2032		1,250	1,208
BCC 2019-4A ER	Cayman Islands		13.27%	SOFR (Q)	7.99%		4/23/2035		6,000	6,017
BCC 2020-1A ER	Cayman Islands		12.43%	SOFR (Q)	7.15%		4/18/2033		2,500	2,524

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
BCC 2022-2A E	Jersey		13.12%	SOFR (Q)	7.84%		4/22/2035		9,480	9,517
BCC 2023-3A D	Jersey		10.53%	SOFR (Q)	5.25%		7/24/2036		3,000	3,063
BSP 2018-14A ER	Cayman Islands		10.74%	SOFR (Q)	6.15%		10/20/2037		5,500	5,527
CANYC 2018-1	Cayman Islands		11.31%	SOFR (Q)	6.01%		7/15/2031		850	823
CANYC 2019-1	Cayman Islands		12.80%	SOFR (Q)	7.50%		7/15/2037		910	896
CAVU 2021-1	Cayman Islands		12.28%	SOFR (Q)	7.00%		7/23/2037		1,250	1,249
CGMS 2019-2	Cayman Islands						10/15/2037		4,388	4,410	(l)
CGMS 2022-5	Cayman Islands		12.20%	SOFR (Q)	7.10%		10/15/2037		4,190	4,201
CGMS 2023-2	Cayman Islands		10.28%	SOFR (Q)	5.00%		7/20/2036		5,000	5,126
CGMS 2024-1A E			12.21%	SOFR (Q)	6.92%		4/15/2037		1,096	1,117
CGMS 2024-3A E	Cayman Islands		11.70%	SOFR (Q)	6.40%		7/25/2036		3,250	3,286
CGMS 2024-5A E	Cayman Islands						10/25/2036		1,500	1,508	(l)
CIFC 2021-4A ER	Cayman Islands		11.37%	SOFR (Q)	6.20%		7/23/2037		1,000	1,006
CIFC 2022-6A ER	Cayman Islands						10/16/2038		438	440	(l)
CPTPK 2024-1A E	Jersey		11.33%	SOFR (Q)	6.00%		7/20/2037		1,750	1,783
DEN12 2016-1A ER	Cayman Islands		11.46%	SOFR (Q)	6.16%		4/15/2031		375	364
DEN14 2016-1A ER	Cayman Islands		11.89%	SOFR (Q)	6.61%		10/23/2031		750	736
DRSLF 2018-55A E	Cayman Islands		10.96%	SOFR (Q)	5.66%		4/15/2031		375	357
DRSLF 2018-58A E	Cayman Islands		10.90%	SOFR (Q)	5.61%		7/17/2031		1,000	940
DRSLF 2018-70A E	Cayman Islands		11.60%	SOFR (Q)	6.31%		1/16/2032		250	246
DRSLF 2022-104A ER	Cayman Islands		12.40%	SOFR (Q)	7.40%		8/20/2034		5,756	5,779
DRSLF 2022-106A D	Cayman Islands		11.00%	SOFR (Q)	5.70%		10/15/2035		1,000	1,009
DRSLF 2022-106A E	Cayman Islands		14.17%	SOFR (Q)	8.87%		10/15/2035		500	505
ELM12 2021-5A ER	Cayman Islands						10/15/2037		1,475	1,482	(l)
ELM16 2022-3A FR	Cayman Islands		13.28%	SOFR (Q)	8.00%		4/20/2037		658	650
ELM24 2023-3A E	Cayman Islands		12.86%	SOFR (Q)	7.57%		12/11/2033		445	450
ELMW3 2019-3A ERR	Cayman Islands		11.27%	SOFR (Q)	5.95%		7/18/2037		500	503
ELMW4 2020-1A ER	Cayman Islands		11.47%	SOFR (Q)	6.15%		4/18/2037		2,514	2,539
ELMW8 2021-1A ER	Cayman Islands		11.53%	SOFR (Q)	6.25%		4/20/2037		5,028	5,120
GNRT 2022-10A E	Cayman Islands		13.35%	SOFR (Q)	8.07%		7/22/2035		500	508
GNRT 2023-11A ER	Cayman Islands		12.14%	SOFR (Q)	7.30%		10/20/2037		2,258	2,270
GNRT 2A ER2	Cayman Islands		12.55%	SOFR (Q)	7.35%		10/22/2037		250	252
GNRT 4A ERR	Cayman Islands		12.18%	SOFR (Q)	6.90%		7/20/2037		2,400	2,416
GNRT 6A ER2	Cayman Islands						10/22/2037		1,820	1,829	(l)
INGIM 2013-3A DR	Cayman Islands		11.44%	SOFR (Q)	6.16%		10/18/2031		1,250	1,232
KKR 2022-41A E	Cayman Islands		12.00%	SOFR (Q)	6.70%		4/15/2035		1,500	1,479
KKR 34X E	Cayman Islands		12.41%	SOFR (Q)	7.11%		7/15/2034		600	603
KKR 44A D	Cayman Islands		10.28%	SOFR (Q)	5.00%		1/20/2036		3,800	3,887

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
MAGNE 2022-33A ER	Cayman Islands		10.36%	SOFR (Q)	5.55%		10/20/2037		5,875	5,906
MDPK 2014-14A FR	Cayman Islands		13.31%	SOFR (Q)	8.03%		10/22/2030		1,000	854
MDPK 2016-20A ERR	Cayman Islands						10/27/2037		2,728	2,742	(l)
MDPK 2018-27A D	Cayman Islands		10.54%	SOFR (Q)	5.26%		4/20/2030		650	652
MDPK 2018-28A F	Cayman Islands		13.16%	SOFR (Q)	7.86%		7/15/2030		500	477
MDPK 2018-32A ER2	Cayman Islands		11.68%	SOFR (Q)	6.40%		7/22/2037		6,050	6,075
MDPK 2019-34A ERR	Cayman Islands		11.61%	SOFR (Q)	6.50%		10/16/2037		1,700	1,709
MDPK 2021-52A E	Cayman Islands		12.04%	SOFR (Q)	6.76%		1/22/2035		1,455	1,463
MDPK 2021-59A ER	Cayman Islands		11.68%	SOFR (Q)	6.40%		4/18/2037		2,500	2,510
MDPK 2022-55A ER	Cayman Islands		11.28%	SOFR (Q)	6.00%		7/18/2037		2,100	2,113
OAKC 2016-13	Cayman Islands		10.83%	SOFR (Q)	5.75%		10/21/2037		1,220	1,227
OAKC 2021-9	Cayman Islands						10/19/2037		2,050	2,061	(l)
OAKC 2022-12	Bermuda		10.28%	SOFR (Q)	5.00%		7/20/2036		5,000	5,107
OHALF 2015-1	Cayman Islands		12.19%	SOFR (Q)	6.91%		1/19/2037		860	867
PLMRS 2022-4	Cayman Islands		13.86%	SOFR (Q)	8.58%		10/20/2035		563	569
RRAM 2019-6	Cayman Islands		11.41%	SOFR (Q)	6.11%		4/15/2036		1,800	1,743
SIXST 2022-21	Cayman Islands						10/21/2037		2,025	2,036	(l)
STKPK 2022-1	Jersey		11.09%	SOFR (Q)	6.15%		10/15/2037		3,375	3,393
SYMP 2022-36	Bermuda		11.64%	SOFR (Q)	7.00%		10/24/2037		1,120	1,126
WILDPK 2024-1	Jersey						10/20/2037		1,118	1,123	(l)
WOODS 2018-12	Cayman Islands		11.00%	SOFR (Q)	6.05%		6/15/2031		750	694
										149,659		3.62%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost 148,546)										149,659		3.62%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11A SUB	Cayman Islands		13.83%				10/17/2034		7,971	7,110
AIMCO 2021-16A SUB	Cayman Islands		14.63%				7/17/2037		5,882	4,803
AIMCO 2023-20A SUB	Jersey		14.79%				10/16/2036		1,500	1,296
AIMCO 2024-22A SUB	Jersey						4/19/2037		700	680
ANCHC 2019-13X SUB	Cayman Islands		16.11%				4/15/2034		750	414
ANCHC 2021-20A SUB	Cayman Islands		3.76%				1/20/2035		3,500	1,711
ANCHC 2021-20X SUB	Cayman Islands		3.76%				1/20/2035		1,150	562
ANCHF 2015-1A SBR2	Cayman Islands						7/28/2037		4,860	3,463
ANCHF 2015-2A SBR	Cayman Islands						4/25/2038		4,550	3,105
ANCHF 2016-3A SUBR	Cayman Islands						1/28/2039		3,360	2,090
ANCHF 2016-4A SUB	Cayman Islands						4/27/2039		4,830	2,962
ANCHF 2018-5A SUB2	Cayman Islands						4/25/2036		4,900	3,049

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ANCHF 2018-6A SUB2	Cayman Islands						7/25/2036		1,800	767
ANCHF 2019-7A SUB2	Cayman Islands						4/25/2037		1,420	807
ANCHF 2019-8A SUB	Cayman Islands						7/25/2037		404	222
ANCHF 2019-9A SUB	Cayman Islands						10/25/2037		930	580
ANCHF 2020-10A SUB	Cayman Islands						4/25/2038		1,731	952
ANCHF 2021-13A SUB	Cayman Islands						7/27/2039		640	409
ATRM 14A SUB	Cayman Islands						10/16/2037		13,142	7,363
ATRM 15A SUB	Cayman Islands		10.64%				1/23/2031		4,080	2,233
BARK 2021-1A SUB	Cayman Islands		23.70%				4/20/2034		250	171
BCC 2017-2A SUB	Cayman Islands		14.86%				7/25/2037		5,051	2,958
BCC 2018-1A SUB	Cayman Islands						4/23/2031		1,420	138
BCC 2019-2A SUB	Cayman Islands		14.10%				10/17/2032		810	310
BCC 2020-2A SUB	Cayman Islands		45.04%				7/19/2034		800	375
BCC 2021-2A SUB	Cayman Islands		13.13%				7/16/2034		1,000	455
BCC 2022-1A SUB	Cayman Islands		18.11%				4/18/2035		6,750	3,599
BCC 2024-2A SUB	Cayman Islands						7/15/2037		1,620	1,492
BERRY 2024-1A M	Cayman Islands						10/20/2037		3,580	1
BERRY 2024-1A SUB	Cayman Islands						10/20/2037		3,580	3,163
CGMS 2018-3	Cayman Islands						10/15/2030		750	245
CGMS 2018-4	Cayman Islands		7.89%				1/20/2031		3,487	1,519
CGMS 2019-3	Cayman Islands		13.60%				4/20/2037		4,600	3,008
CGMS 2021-2	Cayman Islands		18.91%				4/20/2034		5,460	3,515
CGMS 2021-4	Cayman Islands		20.56%				4/20/2034		3,060	2,056
CGMS 2021-5	Cayman Islands		20.43%				7/20/2034		500	281
CGMS 2021-8	Cayman Islands		17.15%				10/15/2034		1,000	563
CGMS 2023-5A SUB	Cayman Islands		14.80%				1/27/2036		3,080	2,645
CGMS 2024-3A SUB	Cayman Islands						7/25/2036		3,750	3,368
CGMS 2024-5A INC	Cayman Islands						10/25/2036		2,580	2,303	(l)
CIFC 2015-4A SUB	Cayman Islands		13.76%				4/20/2034		2,252	805
CIFC 2019-1A SUB	Cayman Islands		22.92%				4/20/2032		1,500	825
CIFC 2019-FAL SUB	Cayman Islands		10.89%				1/20/2033		3,050	1,647
CIFC 2020-3A SUB	Cayman Islands		16.67%				10/20/2034		1,000	765
CIFC 2021-2A SUB	Cayman Islands		19.80%				4/15/2034		3,080	2,135
CIFC 2021-5A SUB	Cayman Islands		17.32%				7/15/2034		5,200	3,424
CIFC 2021-7A SUB	Cayman Islands		19.83%				1/23/2035		250	185

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
CIFC 2022-2A SUBB	Cayman Islands		15.64%				4/19/2035		1,900	1,487
CIFC 2024-3A SUB	Cayman Islands						7/21/2037		680	662
CIFC 2024-4A SUB	Cayman Islands						10/16/2037		3,570	3,344	(l)
DAVIS 2022-1A M1	Cayman Islands						4/20/2035		7,250	98
DAVIS 2022-1A M2	Cayman Islands						4/20/2035		7,250	196
DAVIS 2022-1A SUB	Cayman Islands		19.02%				4/20/2035		7,250	5,782
DRSLF 2021-95A SUB	Cayman Islands		20.93%	SOFR (Q)	20.93%		8/20/2034		1,500	750
DRSLF 2022-98A SUB	Cayman Islands		16.27%				4/20/2035		4,000	2,498
DRSLF 2022-98X SUB	Cayman Islands		16.29%				4/20/2035		1,000	625
ELM11 2021-4A SUB	Cayman Islands		19.45%				10/20/2034		4,050	3,562
ELM15 2022-2A INC	Cayman Islands		18.98%				4/22/2035		3,050	2,339
ELM16 2022-3A SUB	Cayman Islands		22.57%				4/20/2037		3,575	2,419
ELM17 2022-4A SUB	Cayman Islands		19.82%				7/17/2037		2,880	2,717
ELM24 2023-3A SUB	Cayman Islands		14.72%				12/11/2033		1,555	1,301
ELM26 2024-1A SUB	Cayman Islands						4/18/2037		800	679
ELM32 2024-8A SUB	Cayman Islands						10/18/2037		3,450	3,176
ELMW5 2020-2A SUB	Cayman Islands		31.95%				10/20/2037		2,500	2,500
ELMW8 2021-1A SUB	Cayman Islands		9.03%				1/20/2034		2,003	1,314
ELMW8 2021-1X SUB	Cayman Islands		7.01%				1/20/2034		385	253
GNRT 2022-10A SUB	Cayman Islands		23.11%				7/22/2035		6,500	5,123
GNRT 7A SUB	Cayman Islands		18.80%				4/22/2037		4,000	2,849
GNRT 9A SUB	Cayman Islands		24.27%				10/20/2034		1,000	760
HRPK 2020-1A SUB	Cayman Islands		20.69%				4/20/2034		3,985	3,232
INVCO 2021-2A SUB	Cayman Islands		13.12%				7/15/2034		440	227
INVCO 2021-2A Y	Cayman Islands						7/15/2034		44	14
INVCO 2021-3A SUB	Cayman Islands		15.88%				10/22/2034		2,700	1,370
INVCO 2021-3A Y	Cayman Islands						10/22/2034		270	69
INVCO 2021-3X SUB	Cayman Islands		15.88%				10/22/2034		957	485
INVCO 2021-3X Y	Cayman Islands						10/22/2034		96	25
INVCO 2023-1A SUB	Jersey		15.76%				4/22/2037		2,695	1,945
INVCO 2023-1A Y	Jersey		25.84%				4/22/2037		270	106
KKR 2024-50A SUB	Cayman Islands						4/20/2037		1,948	1,609
MAGNE 2020-28A SUB	Cayman Islands		23.41%				1/20/2035		5,250	3,968
MAGNE 2024-38A SUB							4/15/2037		362	324
MAGNE 2024-44A SUB							10/15/2037		4,670	4,203	(l)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
MDPK 2016-22A SUB	Cayman Islands		5.77%				1/15/2033		7,400	3,928
MDPK 2018-31A SUB	Cayman Islands						7/23/2037		4,250	2,515
MDPK 2018-32A SUB	Cayman Islands		10.77%				1/22/2048		1,545	1,020
MDPK 2019-34A SUB	Cayman Islands		17.95%				4/25/2048		870	532
MDPK 2019-37A SUB	Cayman Islands		15.78%				4/15/2037		8,430	5,222
MDPK 2021-38A SUB	Cayman Islands		15.06%				7/17/2034		1,290	875
MDPK 2021-50A SUB	Cayman Islands		15.56%				4/19/2034		2,500	1,776
MDPK 2021-59A SUB	Cayman Islands		13.14%				4/18/2037		5,865	4,486
MDPK 2021-59X SUB	Cayman Islands		13.14%				4/18/2037		1,500	1,147
MDPK 2022-53A SUB	Cayman Islands		17.13%				4/21/2035		6,000	4,235
MDPK 2022-55A SUB	Cayman Islands		18.61%				7/18/2037		3,025	2,643
MDPK 2023-63A SUB	Cayman Islands		12.36%				4/21/2035		6,050	4,757
MDPK 2024-67A SUB	Cayman Islands						4/25/2037		265	261
OAKC 2012-7	Cayman Islands		20.90%				2/20/2034		500	280
OAKC 2014-10R	Cayman Islands		17.01%				4/20/2034		4,658	2,199
OAKC 2014-10R	Cayman Islands		21.09%				4/20/2034		1,000	472
OAKC 2015-11	Cayman Islands						4/20/2037		500	344
OAKC 2017-14	Cayman Islands		4.95%				7/21/2037		1,268	1,058
OAKC 2017-15	Cayman Islands		14.65%				1/20/2030		6,701	3,967
OAKC 2018-1	Cayman Islands						4/20/2037		1,913	1,618
OAKC 2021-16	Cayman Islands		19.83%				10/18/2034		4,688	3,762
OAKCL 2019-2	Cayman Islands		18.42%				10/15/2037		5,498	2,274
OAKCL 2019-3	Cayman Islands		24.89%				10/20/2034		6,229	3,645
OCP 2023-30	Jersey		16.28%				1/24/2037		3,850	2,954
OCP 2024-34							10/15/2037		750	654
OHALF 2013-1	Cayman Islands						4/23/2037		1,935	832
OHALF 2016-1	Cayman Islands						7/20/2037		9,782	7,658
RESPK 2020-1	Cayman Islands		23.81%				10/15/2034		2,953	1,673
RESPK 2020-1	Cayman Islands						10/15/2034		2,953	95
ROCKP 2021-1	Cayman Islands		17.68%				4/20/2034		2,100	1,308
ROCKP 2021-1	Cayman Islands						4/20/2034		4,200	52
RRAM 2017-2	Cayman Islands		7.72%				10/15/2117		500	271
RRAM 2019-6	Cayman Islands		9.31%				4/15/2036		1,000	673
RRAM 2020-8	Cayman Islands						7/15/2037		706	451
RRAM 2021-14	Cayman Islands		10.34%				4/15/2121		750	454

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
RRAM 2021-17	Cayman Islands		9.77%				7/15/2034			1,000	577
RRAM 2021-19	Cayman Islands		12.73%				10/15/2035			1,166	885
RRAM 2022-21	Bermuda						1/15/2123			13,070	10,013
RRAM 2023-26	Cayman Islands		12.79%				4/15/2038			14,483	10,980
RRAM 2024-30	Cayman Islands						7/15/2036			6,000	5,442
RRAMX 2022-7	Cayman Islands		12.65%				7/15/2122			2,175	1,407
SPEAK 2020-8	Cayman Islands		10.92%				4/20/2033			6,350	3,448
SPEAK 2024-11	Cayman Islands						7/18/2037			3,300	3,033
VOYA 2024-1	Cayman Islands						4/15/2037			3,104	2,829
WELF 2020-1	Cayman Islands		14.29%				4/15/2033			5,955	2,367
WLLMN 2021-1	Cayman Islands						7/15/2034			6,190	166
WLLMN 2021-1	Cayman Islands		15.81%				7/20/2037			2,550	1,918
											261,696		6.33%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $272,071)											261,696		6.33%

PRIVATE ASSET-BACKED INVESTMENT(b)(c)(d)(e)
Consumer Discretionary Distribution and Retail
Tricolor Funding SPV 3 LLC			12.82%	SOFR (M)	7.50%		08/06/2027			655	655
Tricolor Funding SPV 3 LLC			12.46%	SOFR (M)	7.50%		08/06/2027			536	536	(n)
											1,191		0.03%
Consumer Services
CFG Investments WH Limited			11.08%	SOFR (M)	6.00%		02/17/2025			4,023	4,023	(h)
											4,023		0.10%
Financial Services
Adonis Financial Funding, LLC							12/15/2026			431	251	(j)
ASF COPPER, L.P.,			9.72%	SOFR (Q)	6.00%		08/16/2028			€137	153
ASF POLLOCK, L.P.,			11.33%	SOFR (Q)	6.00%		08/16/2028			272	272
ASF POLLOCK, L.P.,			9.72%	SOFR (Q)	6.00%		08/16/2028			€72	80
ASF VII WAGNER B L.P.,	United Kingdom		11.33%	SOFR (Q)	6.00%		08/16/2028			217	217
ASF VII WAGNER B L.P.,	United Kingdom		9.72%	SOFR (Q)	6.00%		08/16/2028			€140	156
ASF VII WAGNER L.P.,	United Kingdom		11.33%	SOFR (Q)	6.00%		08/16/2028			462	462
ASF VII WAGNER L.P.,	United Kingdom		9.72%	EURIBOR (Q)	6.00%		08/16/2028			€299	333
DFC Global Facility Borrower III LLC			12.80%	SOFR (M)	7.50%		04/14/2028		CAD	21,656	16,012	(h)
Harbourvest Global Private Equity Limited	Guernsey		8.51%	SOFR (Q)	3.50%		06/05/2029			9,600	9,600	(h)
Hg Saturn 2 SumoCo Limited	Guernsey		12.53%	SOFR (Q)	7.25%		01/19/2027			17,424	17,424	(g)
HV Chimera LLC			7.60%	SOFR (Q)	2.80%		08/10/2026			3,593	3,593

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Isthmus Capital LLC			9.50%				06/13/2030			4,392	4,392
Sera 2021 LLC			11.00%	SOFR (Q)	5.75%		03/30/2026			469	469
Sunbit Receivables Trust IV			12.27%	SOFR (M)	7.25%		12/22/2026			3,000	3,000	(h)
											56,414		1.36%
Media and Entertainment
Orange Barrel Media, LLC/IKE Smart City, LLC			10.60%	SOFR (M)	5.75%		03/17/2027			6,947	6,947	(h)
Orange Barrel Media, LLC/IKE Smart City, LLC							03/17/2027			0	0	(h)
											6,947		0.17%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/31/2026		SEK	31,362	2,655
Illinois Investment S.a.r.l.	Luxembourg		25.00%				04/03/2029		SEK	6,700	660	(h)
Invesco Vaf V Investments, LLC			11.50%				07/10/2028			5,000	4,950
Pallas Funding Trust No.2	Australia		7.06%	BBSY (M)	2.75%		02/07/2027		AUD	7,105	4,912	(h)
Pallas Funding Trust No.2	Australia		12.15%	BBSY (M)	7.85%		02/07/2027		AUD	2,850	1,971	(h)
Pallas Funding Trust No.2	Australia		10.81%	BBSY (S)	6.50%		02/07/2027		AUD	5,167	3,572	(h)
Pallas NZ Funding Trust No. 1	New Zealand		11.49%	BBSY (M)	6.15%		07/10/2026		NZD	3,077	1,945
											20,665		0.50%
Telecommunication Services
Switch Master Holdco, LLC			7.84%	SOFR (S)	2.50%		12/15/2025			9,763	9,325
Switch Master Holdco, LLC			7.84%				12/15/2025			13,635	13,635
											22,960		0.56%

TOTAL PRIVATE ASSET-BACKED INVESTMENT (Cost $111,517)											112,200		2.71%

COMMON STOCK
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/06/2020		62,749			—	(d)(e)(k)
Clarience Technologies, LLC		Class A				02/12/2024		349			865	(d)(e)(k)
Highline PPC Blocker LLC						11/04/2020		500			73	(d)(e)(k)
Sun TopCo, LP		Class A				09/08/2021		1,000			123	(d)(e)(k)
Victory Topco, LP		Class A-2				11/10/2023		2,510			403	(d)(e)(k)
											1,464		0.04%
Capital Goods
Dynamic NC Investment Holdings, LP						12/30/2020		50,000			52	(d)(e)(k)
GB Helios Holdings, L.P.		Series A				05/31/2024		59			69	(d)(e)(k)
HPCC Parent, Inc.						09/09/2024		148,775			1,410	(d)(e)(k)
Kene Holdings, L.P.		Class A				08/08/2019		50,000			94	(d)(e)(k)
											1,625		0.04%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/22/2021		644		52	(d)(e)(k)
Capstone Parent Holdings, LP		Class A				11/12/2020		50		82	(d)(e)(k)
Drogon Aggregator LP		Class A-2				08/30/2024		186,000		186	(d)(e)(k)
Elliott Metron Co-Investor Aggregator L.P.						10/05/2022		1,000,000		1,459	(d)(e)(k)
GCM HVAC TOPCO, LLC		Class A				09/16/2024		743,243		743	(e)(k)
KBS Topco, LLC		Class A				03/18/2024		901,730		—	(d)(e)(f)(k)
KKR Nest Co-Invest L.P.						09/28/2021		50,000		62	(d)(e)(k)
Laboratories Topco LLC		Class A				07/23/2021		33,333		—	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A				12/16/2021		162		597	(d)(e)(k)
LBC Woodlands Holdings LP		Class A-1				07/26/2024		108,000		108	(d)(e)(k)
New Insight Holdings, Inc.						07/15/2024		1,788		30	(d)(e)(f)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A				08/26/2021		50,000		46	(d)(e)(k)
RC V Tecmo Investor LLC						08/14/2020		50,000		80	(d)(e)(k)
SSE Parent, LP		Class A-1				06/30/2020		25		—	(d)(e)(k)
SSE Parent, LP		Class A-2				06/30/2020		25		—	(d)(e)(k)
UPBW Blocker, LLC						03/13/2024		4,700		455	(d)(e)(k)
UPBW Blocker, LLC		Class Ares				09/30/2024		304		26	(e)(k)
WSC Ultimate Holdings, LLC		Class A				05/24/2024		95		9	(d)(e)(k)
										3,935		0.10%
Consumer Discretionary Distribution and Retail
Arko Corp						12/22/2020		106		1	(d)(k)
Emerald Lake Pearl Acquisition-A, L.P.						07/19/2021		43,500		61	(d)(e)(k)
Fastsigns Holdings Inc.						03/13/2019		50		146	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A				06/23/2021		96		32	(d)(e)(k)
Metis Topco, LP						05/04/2021		50		69	(d)(e)(k)
Stonecourt IV Partners LP						10/08/2021		2,423,676		3,586	(d)(e)(k)
										3,895		0.09%
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/09/2020		21,364		644	(d)(e)(k)
DRS Holdings I, Inc.						11/01/2019		50		33	(d)(e)(k)
SEP Diamond Fund, L.P.						06/28/2024		2,297,344		2,297	(d)(e)(k)
										2,974		0.07%
Consumer Services
Apex Service Partners Holdings, LLC		Series B				10/24/2023		44,263		1,585	(d)(e)(k)
CMG Buyer Holdings, Inc.						05/19/2022		5		188	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Family First Bidco Limited	United Kingdom					12/01/2022		176		—	(d)(e)(k)
GS SEER Group Holdings LLC		Class A				04/28/2023		25		18	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A				12/28/2022		25,000		27	(d)(e)(k)
KKR Game Changer Co-Invest Feeder II L.P.						06/27/2024		467,000		489	(d)(e)(k)
LBC Breeze Holdings LLC		Class A				12/06/2021		50		8	(d)(e)(k)
Leviathan Holdings, L.P.						12/27/2022		38,000		48	(d)(e)(k)
Meaningful Partners Fitness Ventures Co-Investment LP						07/26/2024		686,000		686	(d)(e)(k)
Mustang Prospects Holdco, LLC		Class B				09/30/2024		47,183		20	(d)(e)(k)
Northwinds Services Group LLC						05/01/2023		60,684		85	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A				11/16/2020		16		90	(d)(e)(k)
PestCo Holdings, LLC		Class A				01/26/2023		2		32	(d)(e)(k)
Vertex Service Partners Holdings, LLC		Class B				11/08/2023		33		67	(d)(e)(k)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/07/2021		50,000		243	(d)(e)(k)
										3,586		0.09%
Consumer Staples Distribution and Retail
KCAKE Holdings Inc.						05/14/2021		50		60	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A				10/26/2022		50,052		28	(d)(e)(k)
REP WWP Coinvest IV, L.P.						01/17/2023		25,000		14	(d)(e)(k)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/01/2023		50,000		41	(d)(e)(k)
ZB TopCo LLC		Class A				02/09/2022		50		71	(d)(e)(k)
										214		0.01%
Energy
Galileo Co-Investment Trust I	New Zealand					07/07/2022		50,000		34	(d)(e)(k)
Summit Midstream Corp						02/25/2022		15,812		554	(k)
										588		0.01%
Financial Services
BCC Blueprint Investments, LLC						09/15/2021		848,746		742	(d)(e)(k)
Constellation Wealth Capital Fund, L.P.						01/19/2024		404,562		378	(d)(e)(k)
CWC Fund I Co-Invest (AlTi) LP						03/26/2024		3,276,000		3,446	(d)(e)(k)
CWC Fund I Co-Invest (Prism) LP						03/27/2024		2,374,000		2,378	(d)(e)(k)
Endeavor TopCo, Inc.		Class A				08/21/2024		323,000		323	(d)(e)(k)
GTCR (D) Investors LP						09/19/2023		37,037		43	(d)(e)(k)
Isthmus Capital LLC						06/13/2023		11		55	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Kelso XI Tailwind Co-Investment, L.P.						09/11/2023		43,595		46	(d)(e)(k)
Linden Structured Capital Fund II-A LP						07/18/2024		261,181		261	(d)(e)(k)
Mars Downstop Loan Purchaser Trust		Class A				02/09/2024		9,696,876		7,508	(d)(e)(k)
PCS Parent, L.P.		Class A				03/01/2024		80,000		81	(d)(e)(k)
Sera 2021 LLC		Class A				03/30/2021		4		160	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class A				02/01/2019		—		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B				02/01/2019		182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B				02/01/2019		1,609		2	(d)(e)(k)
TVG-TMG Holdings, LLC						03/31/2022		50		—	(d)(e)(k)
WAAM Topco, LLC		Class A				06/22/2023		41,556		72	(e)(k)
Wellington-Altus Financial Inc.	Canada					08/16/2024		35,520		1,212	(d)(e)(k)
										16,707		0.40%
Food, Beverage and Tobacco
PPC CHG Blocker LLC						12/10/2021		1		71	(d)(e)(k)
										71		—%
Health Care Equipment and Services
Asclepius Holdings LLC						02/28/2022		448		—	(d)(e)(k)
AVE Holdings LP		Class A				03/01/2024		402		151	(d)(e)(k)
AVE Holdings LP		Class C				11/30/2023		983		82	(d)(e)(k)
BCPE Co-Invest (A), LP		Class A				02/15/2022		45,000		53	(d)(e)(k)
CHPPR Holdings Inc.						12/28/2023		4,700		398	(e)(k)
Crown CT HoldCo Inc.		Class A				03/08/2022		5		54	(d)(e)(k)
Crown CT Management LLC						03/08/2022		1		9	(d)(e)(k)
KOLN Co-Invest Unblocked, LP		Class A				03/29/2023		50		59	(d)(e)(k)
Network Investco BV	Netherlands					07/08/2022		1,073,830		2,510	(d)(e)(k)
NSPC Holdings, LLC						02/13/2023		5,360		—	(d)(e)(k)
Olympia TopCo, L.P.		Class A				09/24/2019		50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A				07/10/2018		25		45	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A				10/31/2019		216		114	(d)(e)(k)
SiroMed Equity Holdings, LLC						03/26/2018		3,703		10	(d)(e)(k)
VPP Group Holdings, L.P.						12/01/2021		50		69	(d)(e)(k)
VPP Group Holdings, L.P.		Class A2				03/22/2023		—		—	(d)(e)(k)
WSHP FC Holdings LLC						07/01/2022		374		38	(d)(e)(k)
										3,592		0.09%
Household and Personal Products
CDI Holdings I Corp.						12/22/2021		50		25	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RMCF V CIV XLIV, L.P.						08/20/2021		50,004		28	(d)(e)(k)
Silk Holdings I Corp.						05/01/2023		50		135	(d)(e)(k)
										188		—%
Insurance
CFCo, LLC		Class B				09/11/2023		5,035,395		—	(d)(e)(k)
High Street HoldCo LLC		Series A	10.00%			04/16/2021		88,605		242	(d)(e)
High Street HoldCo LLC		Series C	10.00%			04/16/2021		563,740		1,538	(d)(e)
INSZ Holdings, LLC						11/08/2022		31,139		35	(d)(e)(k)
INSZ Holdings, LLC						11/30/2023		1,073,000		1,193	(d)(e)(k)
Maple Acquisition Holdings, LP		Class A-2				11/01/2023		13,871		279	(d)(e)(k)
Rocket Co-Invest, SLP	Luxembourg					03/20/2024		188,027		259	(d)(e)(k)
SageSure LLC		Series A				02/18/2022		3		204	(d)(e)(k)
										3,750		0.09%
Materials
ASP-r-pac Holdings LP		Class A				12/29/2021		500		29	(d)(e)(k)
KNPAK Holdings, LP		Class A				07/02/2019		100,000		110	(d)(e)(k)
Meyer Parent, LLC						02/29/2024		12,000		14	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C				12/01/2020		50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC						12/14/2018		10		—	(d)(e)(k)
										153		—%
Media and Entertainment
Eagle Football Holdings Limited	United Kingdom					09/14/2023		14		53	(d)(e)(k)
Sandlot Action Sports, LLC						05/24/2024		3,384		25	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class A				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I				06/24/2021		491,621		727	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg					06/24/2021		590		32	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg					04/01/2022		25,565		—	(d)(e)(k)
										6,653		0.16%
Pharmaceuticals, Biotechnology and Life Sciences
Athyrium Buffalo LP/Partnership Interests		Class B				08/25/2023		1,032,980		1,033	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Athyrium Buffalo LP/Partnership Interests						06/17/2022		2,097,909		2,098	(d)(e)(k)
Cobalt Holdings I, LP		Class A				10/01/2021		500		83	(d)(e)(k)
WCI-BXC Investment Holdings, L.P.						11/03/2023		126,000		124	(d)(e)(k)
										3,338		0.08%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/15/2021		3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg					09/15/2021		4,081		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg					05/26/2022		106,292		—	(d)(e)(k)
OPH NEP Investment, LLC		Class B				05/03/2024		2		558	(d)(e)(k)
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey					08/20/2024		40,631		—	(d)(e)(k)
										558		0.01%
Software and Services
APG Holdings, LLC		Class A				01/03/2020		50,000		28	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg					01/31/2020		1,208,500		2,227	(d)(e)(k)
Avaya Holdings Corp.						05/01/2023		78,991		558	(k)
Bobcat Topco, L.P.		Class A-1				06/16/2023		56,770		61	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A				09/15/2022		243		4	(d)(e)(k)
Consilio Investment Holdings, L.P.						05/28/2021		5,038		83	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1				07/02/2019		47,536		2	(d)(e)(k)
Denali Apexco LP		Class A				09/15/2021		50,000		65	(d)(e)(k)
Destiny Digital Holdings, L.P.						05/27/2021		3,076		37	(d)(e)(k)
Eclipse Investor Parent, L.P.		Class A				09/06/2024		102		102	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Elliott Alto Co-Investor Aggregator L.P.						09/28/2022		500,000		1,319	(d)(e)(k)
EQT IX Co-Investment (E) SCSP						04/16/2021		5,000		89	(d)(e)(k)
H&F Unite Partners, L.P.						05/01/2019		50,032		109	(d)(e)(k)
Insight PDI Holdings, LLC		Class A				03/19/2019		26,548		56	(d)(e)(k)
Magic Topco, L.P.		Class B				09/21/2020		12,975		—	(d)(e)(k)
Magnesium Co- Invest SCSp	Luxembourg					05/06/2022		5		57	(d)(e)(k)
Paradigmatic Holdco LLC						08/22/2024		1,057,325		2,374	(d)(e)(k)
PS Co-Invest, L.P.						03/05/2021		50,000		80	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.						06/08/2022		64,827		86	(d)(e)(k)
RMS Group Holdings, Inc.						12/16/2021		6		49	(d)(e)(k)
Rocket Parent, LLC		Class A				10/05/2021		74,502		180	(d)(e)(k)
Skywalker TopCo, LLC						11/20/2020		25,407		162	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1				10/15/2021		5,000		58	(d)(e)(k)
WP Victors Co-Investment, L.P.						08/13/2024		461,000		461	(d)(e)(k)
										8,247		0.20%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/21/2022		365		55	(d)(e)(k)
Repairify Holdings, LLC		Class A				06/14/2021		1,655		38	(d)(e)(k)
Wildcat Parent, LP						02/27/2020		535		170	(d)(e)(k)
										263		0.01%
Transportation
Neovia Acquisition, LLC						11/01/2022		6		125	(e)(k)
Shur-Co HoldCo, Inc.						06/30/2021		500		130	(d)(e)(k)
										255		0.01%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/17/2021		149,776		24,842	(d)(e)(k)
										24,842		0.60%

TOTAL COMMON STOCK (Cost $64,599)										86,898		2.10%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC			9.00%			12/22/2020		37,749		10
Automotive Keys Investor, LLC			15.00%			01/01/2023		25,000		7
										17		—%
Commercial and Professional Services
KBS Topco, LLC						03/18/2024		901,730		958	(f)(k)
Visual Edge Technology, Inc.			10.00%			07/20/2023		13		119

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Visual Edge Technology, Inc.						07/20/2023		17		—	(k)
WSC Ultimate Holdings, LLC		Class A	10.00%			05/24/2024		1,020		106
										1,183		0.03%
Consumer Discretionary Distribution and Retail
GMP Hills, LP			8.00%			11/08/2023		611,000		573
Metis Holdco, Inc.		Class A	7.00%			05/04/2021		7,959		10,083
Monolith Brands Group, Inc.		Series A				04/14/2022		192,811		—	(k)
Phoenix YW Parent, Inc.		Class B	8.00%			05/31/2024		248		427
										11,083		0.27%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%			10/15/2020		50,000		119
Family First Bidco Limited	United Kingdom					12/01/2022		20,838		—
Mustang Prospects Holdco, LLC		Class A				09/30/2024		47		47	(k)
OMERS Mahomes Investment Holdings LLC			15.00%			07/26/2023		2		20
Redwood Services Holdco, LLC		Series D	8.00%			12/31/2020		100,000		393
										579		0.01%
Consumer Staples Distribution and Retail
Royal Parent, LP		Class A	10.00%			07/01/2024		293,000		293
										293		0.01%
Financial Services
Aquarian Peninsula Holdings LLC			14.09%			12/29/2022		35,481,024		38,071
ASE Royal Aggregator, LLC		Class A				07/31/2023		1,646,000		1,874	(k)
Corient Holdings, Inc.		Series A				05/23/2023		9,627		11,727	(k)
The Ultimus Group, LLC		Class A	8.00%			02/01/2019		1		1
Tikehau Ruby CLO Equity LP			13.84%			04/08/2024		2,714,577		2,461
Tikehau Topaz LP			14.33%			06/12/2024		2,041,680		1,881
TVG-TMG Holdings, LLC		Series A				03/31/2022		50		28	(k)
										56,043		1.36%
Food, Beverage and Tobacco
City Line Investments LLC		Class A	8.00%			08/31/2023		30,038		32
Gotham Greens Holdings, PBC		Series E-1	6.00%			06/29/2022		76,779		6,571	(f)
Watermill Express Holdings, LLC		Class A	8.00%			04/20/2021		5,000		96
										6,699		0.16%
Health Care Equipment and Services
Evolent Health, Inc.		Series A	10.74%	SOFR (Q)	6.00%	01/20/2023		64		73
GMR Buyer Corp.			15.00%			05/20/2024		38,889		40,659
Minerva Holdco, Inc.		Series A	10.75%			02/15/2022		21,262		27,084
Olympia Acquisition, Inc.						02/28/2022		472		—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Olympia TopCo, L.P.						07/28/2021		2,184		—
OMERS Wildcats Investment Holdings LLC		Class A	15.00%			08/02/2023		19		10
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%			12/22/2020		50		64
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%			06/18/2021		5,980		7,212
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%			10/12/2021		789		918
										76,020		1.84%
Insurance
High Street HoldCo LLC		Series A-1	10.00%			01/01/2022		3,898,354		5,376
High Street HoldCo LLC		Series A-2	10.00%			01/01/2022		789,494		1,074
High Street HoldCo LLC		Series A-3	10.00%			01/01/2022		389,813		527
High Street HoldCo LLC		Series A-4	10.00%			01/01/2022		1,480,301		1,983
High Street HoldCo LLC		Series A-5	10.00%			01/01/2022		347,693		462
High Street HoldCo LLC		Series A-6	10.00%			01/01/2022		660,617		871
High Street HoldCo LLC		Series A-7	10.00%			01/01/2022		938,771		1,217
High Street HoldCo LLC		Series A-8	10.00%			11/01/2022		409,637		485
High Street HoldCo LLC		Series A-9	10.00%			11/08/2022		97,533		115
High Street HoldCo LLC		Series A-10	10.00%			12/12/2022		253,585		297
High Street HoldCo LLC		Series A-11	10.00%			12/30/2022		331,611		386
High Street HoldCo LLC		Series A-12	10.00%			02/01/2023		702,235		811
High Street HoldCo LLC		Series A-13	10.00%			04/11/2023		214,572		243
High Street HoldCo LLC		Series A-14	10.00%			07/10/2023		136,546		151
High Street HoldCo LLC		Series A-15	10.00%			07/18/2023		711,315		785
										14,783		0.36%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%			12/01/2020		50		25
Plaskolite PPC Blocker LLC			15.00%			10/31/2023		1		—
										25		—%
Media and Entertainment
CFC Funding LLC			9.75%			07/21/2023		4,270		4,696
Fever Labs, Inc.						08/16/2024		59,428		263	(k)
League One Volleyball, Inc.		Series B				07/27/2023		194		3	(k)
League One Volleyball, Inc.						09/27/2024		50		—	(k)
LiveBarn Inc.	Canada					08/17/2023		648,925		2,715	(k)
PFL MMA, Inc.		Series E				04/26/2022		7,823		25	(k)
PRG III, LLC		Class A	11.05%			10/06/2020		2,250		347
										8,049		0.19%
Pharmaceuticals, Biotechnology and Life Sciences

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Cardinal Topco Holdings, L.P.		Class A	8.00%			09/15/2020		83		176
Cobalt Holdings I, LP			8.00%			10/01/2021		50		8
Cobalt Intermediate I, Inc.		Series A	13.75%			10/01/2021		8,582		13,034
										13,218		0.32%
Real Estate Management and Development
Quintain Investments Holdings Limited	Jersey		12.00%			08/20/2024		14,473,691		19,351
										19,351		0.47%
Software and Services
Activate holdings (US) Corp.			8.00%			10/11/2023		50,000		75
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%			05/06/2021		3,657		5,104
Banyan Software, LP						01/07/2022		16,323		1,548	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%			07/02/2019		50		251
DCert Preferred Holdings, Inc.		Series A	10.50%			05/25/2021		22,284		26,627
Diligent Preferred Issuer, Inc.			10.50%			04/06/2021		1,476		1,972
Eclipse Topco, Inc.			12.50%			09/06/2024		118		1,157
EZ Elemica Holdings, Inc.						09/18/2019		50		64	(k)
GSV PracticeTek Holdings, LLC		Class A	8.00%			03/31/2021		269,272		303
Insightful Science Holdings, LLC			14.00%			04/28/2021		62,340		2,550
Knockout Intermediate Holdings I Inc.			16.01%	SOFR (S)	10.75%	06/22/2022		7,299		9,376
Magic Topco, L.P.		Class A	9.00%			09/21/2020		58		145
Packers Software Intermediate Holdings, Inc.		Series A	11.00%			11/12/2020		50		66
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00%			12/23/2020		18		23
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%			11/24/2021		24		27
Peachtree Parent, Inc.		Series A	13.25%			03/19/2019		25		52
Project Essential Super Parent, Inc.			14.24%	SOFR (Q)	9.50%	04/20/2021		2,963		4,261
Sunshine Software Holdings, Inc.		Series A	10.50%			10/15/2021		15,929		17,872
SuperMoose NewCo, Inc.			15.00%			04/12/2024		17,961		19,240
Titan DI Preferred Holdings, Inc.			13.50%			02/11/2020		—		92
Wellington TopCo LP		Class A-2	8.00%			06/05/2024		143,000		159
										90,964		2.20%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/06/2024		1,371,829,990		—	(k)
										—		—%
Transportation

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Neovia Acquisition, LLC		Class B	19.41%			11/01/2022		718		1028
										1,028		0.02%
Utilities
Ferrellgas, L.P.			8.96%			03/30/2021		8,898		8,987
										8,987		0.22%

TOTAL PREFERRED STOCK (Cost $314,204)										308,322		7.46%

WARRANTS(d)(k)
Commercial and Professional Services
New Insight Holdings, Inc.						07/15/2024		5,104		—	(e)(f)
Priority Waste Super Holdings, LLC						08/18/2023		4,247		665	(e)
Priority Waste Super Holdings, LLC						06/28/2024		1,937		303	(e)(f)
Visual Edge Technology, Inc.						03/22/2018		27,334		—	(e)
										968		0.02%
Consumer Discretionary Distribution and Retail
Arko Corp						12/22/2020		55		—
										—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/29/2022		31,842		—	(e)(f)
										—		—%
Health Care Equipment and Services
Air Medical Buyer Corp						03/14/2018		122		3	(e)
CHPPR Holdings Inc.						12/28/2023		31,225		1,328	(e)
GMR Buyer Corp.						12/17/2021		1,927		42	(e)
GMR Buyer Corp.						05/20/2024		959,055		—	(e)
Nomi Health, Inc.						07/21/2023		2,174		—	(e)
Nomi Health, Inc.						06/12/2024		4,857		17	(e)
										1,390		0.03%
Materials
Vobev Holdings, LLC						04/20/2023		1,079		—	(e)
Vobev Holdings, LLC						11/06/2023		14,652		—	(e)
										—		—%
Media and Entertainment
Eagle Football Holdings Limited						12/09/2022		10		87	(e)(g)
PFL MMA, Inc.						01/19/2021		115,111		33	(e)
PFL MMA, Inc.						11/23/2022		2,457		7	(e)
										127		—%

TOTAL WARRANTS(Cost $978)										2,485		0.06%

Total Investments - (Cost $6,012,544)										6,007,717		145.28%

Other Assets in Excess of Liabilities										(1,872,564)		(29.45)%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets

NET ASSETS										$4,135,153	100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2024.

(c)Variable rate coupon rate shown as of September 30, 2024.

(d)These investments, which as of September 30, 2024 represented 144% of the Fund's net assets or 99% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated schedule of investments).

(f)These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)Includes a payment-in-kind provision.

(h)As of September 30, 2024, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
3 Step Sports LLC	1st Lien Revolving Loan	$124	$—	$124
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,498	—	1,498
Accession Risk Management Group, Inc.	1st Lien Revolving Loan	136	—	136
Accession Risk Management Group, Inc.	1st Lien Delay Draw Term Loan	712	—	712
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	492	—	492
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
Adma Biologics, Inc.	1st Lien Revolving Loan	1	(1)	—
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,635	—	1,635
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,789	—	1,789
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	—	463
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	2,655	—	2,655
Alcami Corporation	1st Lien Revolving Loan	27	—	27
Aldinger Company	1st Lien Revolving Loan	304	—	304
Aldinger Company	1st Lien Delay Draw Term Loan	264	—	264
American Residential Services L.L.C.	1st Lien Revolving Loan	2	—	2
AmeriVet Partners Management, Inc.	Subordinated Delay Draw Term Loan	867	—	867
Amethyst Radiotherapy Group B.V.	1st Lien Delay Draw Term Loan	1,113	—	1,113

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolving Loan	606	—	606
Anaqua Parent Holdings, Inc.	1st Lien Delay Draw Term Loan	3,346	—	3,346
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,113	—	1,113
Apex Service Partners, LLC	1st Lien Revolving Loan	1,108	—	1,108
Apex Service Partners, LLC	1st Lien Delay Draw Term Loan	5,497	—	5,497
APG Intermediate Holdings Corporation	1st Lien Revolving Loan	59	(58)	1
Applied Technical Services, LLC	1st Lien Revolving Loan	910	(572)	338
Applied Technical Services, LLC	1st Lien Delay Draw Term Loan	417	—	417
Aptean, Inc.	1st Lien Revolving Loan	280	—	280
Aptean, Inc.	1st Lien Delay Draw Term Loan	288	—	288
AQ Sage Buyer, LLC	1st Lien Revolving Loan	37	—	37
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,652	(132)	1,520
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	5,493	—	5,493
Ardonagh Midco 3 Limited	1st Lien Delay Draw Term Loan	875	—	875
Arete Bidco Limited	1st Lien Delay Draw Term Loan	2,531	—	2,531
Argenbright Holdings V, LLC	Subordinated Delay Draw Term Loan	206	—	206
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
Artivion, Inc.	1st Lien Delay Draw Term Loan	1,199	—	1,199
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,731	—	1,731
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	277	—	277
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(487)	352
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	249	—	249
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	(11)	201
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	211	—	211
Banyan Software Holdings, LLC	1st Lien Revolving Loan	2	(1)	1
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	1,443	—	1,443
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	7,600	—	7,600
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	205	—	205
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(193)	69
BGI Purchaser, Inc.	1st Lien Revolving Loan	1,817	—	1,817
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	—	709
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	811	—	811
Bizzdesign Holding BV	1st Lien Delay Draw Term Loan	1,113	—	1,113
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)	1st Lien Revolving Loan	760	(596)	164
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
BR PJK Produce, LLC	1st Lien Delay Draw Term Loan	304	—	304
BradyIFS Holdings, LLC	1st Lien Delay Draw Term Loan	574	—	574
Broadcast Music, Inc.	1st Lien Revolving Loan	500	—	500
Brokers Alliance S.L.	1st Lien Delay Draw Term Loan	2,665	—	2,665
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	470	—	470
Capstone Acquisition Holdings, Inc.	1st Lien Delay Draw Term Loan	518	—	518

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Capstone Acquisition Holdings, Inc.	2nd Lien Delay Draw Term Loan	1,668	—	1,668
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Captive Resources Midco, LLC	1st Lien Revolving Loan	102	—	102
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
CC Globe Holding II A/S	1st Lien Delay Draw Term Loan	566	—	566
Celnor Group Limited	1st Lien Delay Draw Term Loan	228	—	228
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
CFG Investments WH Limited	1st Lien Revolving Loan	4,984	(4,023)	961
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Chariot Buyer LLC	1st Lien Delay Draw Term Loan	567	—	567
Chillaton Bidco Limited	1st Lien Delay Draw Term Loan	2,090	—	2,090
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(125)	291
Cliffwater LLC	1st Lien Revolving Loan	58	—	58
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Revolving Loan	903	(81)	822
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,886	—	1,886
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,194	(119)	1,075
Cobalt Buyer Sub, Inc.	1st Lien Delay Draw Term Loan	2,156	—	2,156
Collision SP Subco, LLC	1st Lien Revolving Loan	818	(755)	63
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	297	—	297
Compass Bidco Limited.	1st Lien Delay Draw Term Loan	461	—	461
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(450)	450
Confirmasoft AB	1st Lien Delay Draw Term Loan	187	—	187
Conscia Nederland B.V	1st Lien Delay Draw Term Loan	5,025	—	5,025
Consilio Midco Limited	1st Lien Revolving Loan	11,291	(11,074)	217
Consilio Midco Limited	1st Lien Delay Draw Term Loan	1,097	—	1,097
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(18)	82
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(301)	602
CST Holding Company	1st Lien Revolving Loan	79	—	79
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.	1st Lien Revolving Loan	339	—	339
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	5,233	—	5,233
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
DecoPac, Inc.	1st Lien Revolving Loan	3,738	(872)	2,866
Demakes Borrower, LLC	1st Lien Delay Draw Term Loan	270	—	270
Denali Holdco LLC	1st Lien Revolving Loan	1,108	—	1,108
Denali Holdco LLC	1st Lien Delay Draw Term Loan	1,394	—	1,394
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	46,197	(43,312)	2,885
Diligent Corporation	1st Lien Revolving Loan	669	—	669
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,626	—	2,626
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	—	200

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	2,473	—	2,473
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
Draken Bidco Limited	1st Lien Delay Draw Term Loan	1,440	—	1,440
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Revolving Loan	445	—	445
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	1,155	—	1,155
DRS Holdings III, Inc.	1st Lien Revolving Loan	173	—	173
DuraServ LLC	1st Lien Revolving Loan	227	—	227
DuraServ LLC	1st Lien Delay Draw Term Loan	205	—	205
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,608	(847)	761
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	5,952	—	5,952
Echo Purchaser, Inc.	1st Lien Revolving Loan	214	(9)	205
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	335	—	335
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Edmunds GovTech, Inc.	1st Lien Revolving Loan	32	—	32
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	386	—	386
Elemica Parent, Inc.	1st Lien Revolving Loan	2,696	(2,560)	136
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(303)	328
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	68	—	68
Enverus Holdings, Inc.	1st Lien Revolving Loan	9,771	(8,785)	986
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	438	—	438
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	330	—	330
Enviva Inc.	1st Lien Revolving Loan	5,087	(5,074)	13
Enviva Inc.	1st Lien Delay Draw Term Loan	2,340	—	2,340
Epicor Software Corporation	1st Lien Delay Draw Term Loan	1,692	—	1,692
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	1,075	—	1,075
ESHA Research, LLC	1st Lien Revolving Loan	76	(65)	11
Essential Services Holding Corporation	1st Lien Revolving Loan	2,612	—	2,612
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	244	—	244
Evolent Health LLC	1st Lien Revolving Loan	2	(1)	1
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	228	—	228
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	252	—	252
ExtraHop Networks, Inc.	1st Lien Delay Draw Term Loan	854	—	854
Fever Labs, Inc.	1st Lien Revolving Loan	2,243	(1,172)	1,071
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	1,635	—	1,635
Finastra USA, Inc.	1st Lien Revolving Loan	2,178	—	2,178
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	141	(112)	29
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	1,266	—	1,266
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,312	—	1,312
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flint Opco, LLC	1st Lien Delay Draw Term Loan	762	—	762
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,665	(1,110)	555
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	389	—	389
Foundation Risk Partners, Corp.	1st Lien Delay Draw Term Loan	2,854	—	2,854
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,847	—	3,847
Galway Borrower LLC	1st Lien Revolving Loan	1,143	(300)	843

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,346	—	1,346
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	1,862	—	1,862
Generator Buyer, Inc.	1st Lien Revolving Loan	219	—	219
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	380	—	380
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	73	—	73
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	239	—	239
Gilfoyle Bidco AB	1st Lien Delay Draw Term Loan	894	—	894
Global Music Rights, LLC	1st Lien Revolving Loan	733	—	733
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,246	—	1,246
GraphPAD Software, LLC	1st Lien Revolving Loan	1,836	—	1,836
GraphPAD Software, LLC	1st Lien Delay Draw Term Loan	3,948	—	3,948
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	78	—	78
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,293	—	1,293
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	2,554	—	2,554
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	145	—	145
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	699	—	699
Hamsard 3713 Limited	1st Lien Delay Draw Term Loan	1,527	—	1,527
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(9,600)	14,400
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Revolving Loan	1	—	1
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	680	—	680
HH-Stella, Inc.	1st Lien Revolving Loan	444	(127)	317
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	1,621	—	1,621
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	520	—	520
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	4,554	—	4,554
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	314	—	314
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	731	—	731
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	—	2,102
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	4,205	—	4,205
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
IGEA BIDCO S.P.A	1st Lien Delay Draw Term Loan	5,213	—	5,213
Illinois Investment S.a.r.l.	1st Lien Delay Draw Term Loan	330	—	330
Indigo Acquisition B.V.	1st Lien Delay Draw Term Loan	760	—	760
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	455	(68)	387
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	716	—	716
Inszone Mid, LLC	1st Lien Revolving Loan	1,215	—	1,215
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	10,226	—	10,226
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
IQN Holding Corp.	1st Lien Revolving Loan	629	(147)	482
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,305	(731)	574
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(200)	260
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	3,482	—	3,482
Kaseya Inc.	1st Lien Revolving Loan	2,372	(598)	1,774
Kaseya Inc.	1st Lien Delay Draw Term Loan	1,759	—	1,759
Kellermeyer Bergensons Services, LLC	1st Lien Delay Draw Term Loan	190	—	190
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	796	—	796
Keystone Agency Partners LLC	1st Lien Revolving Loan	20	—	20
Keystone Agency Partners LLC	1st Lien Delay Draw Term Loan	382	—	382
Kings Buyer, LLC	1st Lien Revolving Loan	117	(47)	70
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Revolving Loan	9,821	(8,871)	950
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	—	611
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	657	—	657
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	3,435	—	3,435
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	599	—	599
Legends Hospitality Holding Company, LLC	1st Lien Delay Draw Term Loan	354	—	354
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	288	—	288
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	365	—	365
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Term Loan	512	—	512
LJo Finco AB	1st Lien Revolving Loan	2,312	—	2,312
LJo Finco AB	1st Lien Delay Draw Term Loan	4,730	—	4,730
Lowe P27 Bidco Limited	1st Lien Delay Draw Term Loan	235	—	235
Majesco	1st Lien Revolving Loan	624	—	624
Mavis Tire Express Services Topco, Corp.	1st Lien Revolving Loan	1	—	1
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	—	190
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	224	—	224
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	—	1,009
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	114	—	114
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	967	—	967
MRI Software LLC	1st Lien Revolving Loan	541	—	541
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	—	284
Mustang Prospects Purchaser, LLC	1st Lien Delay Draw Term Loan	390	—	390
MWG BidCo ApS	1st Lien Delay Draw Term Loan	297	—	297
Nelipak Holding Company	1st Lien Revolving Loan	542	(123)	419
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,196	—	1,196
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	4,473	—	4,473
Network Bidco B.V.	1st Lien Delay Draw Term Loan	1,506	—	1,506
New Churchill Holdco LLC	1st Lien Revolving Loan	151	—	151
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	1,234	—	1,234
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	469	(197)	272
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	182	(176)	6
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	1,601	—	1,601

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	2,491	(2,091)	400
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	678	—	678
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Revolving Loan	862	(335)	527
North Star Acquisitionco, LLC and Toucan Bidco Limited	1st Lien Delay Draw Term Loan	498	—	498
Northwinds Holding, Inc.	1st Lien Revolving Loan	885	—	885
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	2,512	—	2,512
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	1,449	(1,371)	78
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	575	—	575
Odevo AB	1st Lien Delay Draw Term Loan	4,090	—	4,090
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	878	—	878
Optio Group Limited	1st Lien Delay Draw Term Loan	1,871	—	1,871
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Revolving Loan	2,080	—	2,080
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Delay Draw Term Loan	1,373	—	1,373
Pallas Funding Trust No.2	1st Lien Delay Draw Term Loan	1,023	—	1,023
Panther NewCo	1st Lien Delay Draw Term Loan	1,324	—	1,324
Paragon 28, Inc.	1st Lien Revolving Loan	2	(1)	1
Paragon 28, Inc.	1st Lien Delay Draw Term Loan	1,217	—	1,217
Pathstone Family Office LLC	1st Lien Revolving Loan	190	(75)	115
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	722	—	722
Patriot Container Corp.	1st Lien Delay Draw Term Loan	2,252	—	2,252
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	(42)	208
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	619	—	619
PCS Midco, Inc.	1st Lien Revolving Loan	1,133	(1,072)	61
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	306	—	306
PDDS Holdco, Inc.	1st Lien Revolving Loan	862	(821)	41
PDDS Holdco, Inc.	1st Lien Delay Draw Term Loan	152	—	152
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	—	185
PDI TA Holdings, Inc.	1st Lien Delay Draw Term Loan	476	—	476
People Corporation	1st Lien Revolving Loan	711	(180)	531
People Corporation	1st Lien Delay Draw Term Loan	532	—	532
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	1,500	—	1,500
PestCo, LLC	1st Lien Revolving Loan	1	—	1
PestCo, LLC	1st Lien Delay Draw Term Loan	40	—	40
Phoenix YW Buyer, Inc.	1st Lien Revolving Loan	979	—	979
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
PracticeTek Purchaser, LLC	1st Lien Delay Draw Term Loan	2,254	—	2,254
Precision Concepts International LLC	1st Lien Revolving Loan	5,094	(4,860)	234
Premier Specialties, Inc.	1st Lien Revolving Loan	3,458	(3,207)	251
Premiere Buyer, LLC	1st Lien Revolving Loan	891	—	891
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	511	—	511
Premise Health Holding Corp.	1st Lien Revolving Loan	387	—	387
Prime Buyer, L.L.C.	1st Lien Revolving Loan	17,441	(14,519)	2,922
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	454	—	454

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(2)	—
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	7,393	(7,009)	384
ProfitSolv Purchaser, Inc.	1st Lien Delay Draw Term Loan	965	—	965
ProFund S.a r.l.	1st Lien Delay Draw Term Loan	402	—	402
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Parent, Inc.	1st Lien Revolving Loan	993	(563)	430
PSC Parent, Inc.	1st Lien Delay Draw Term Loan	1,056	—	1,056
Pye-Barker Fire & Safety, LLC	1st Lien Revolving Loan	689	(86)	603
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	2,738	—	2,738
QF Holdings, Inc.	1st Lien Revolving Loan	318	(159)	159
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	635	—	635
Radius Aerospace, Inc.	1st Lien Revolving Loan	6,050	(5,506)	544
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	2	(1)	1
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(465)	233
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Revolving Loan	3,438	—	3,438
Redwood Services, LLC	1st Lien Revolving Loan	120	—	120
Redwood Services, LLC	1st Lien Delay Draw Term Loan	4,698	—	4,698
Registrar Intermediate, LLC	1st Lien Revolving Loan	764	(726)	38
Relativity ODA LLC	1st Lien Revolving Loan	2	—	2
Revalize, Inc.	1st Lien Revolving Loan	3,124	(3,022)	102
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	2,350	(2,207)	143
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	1,345	—	1,345
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	743	—	743
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	8,699	—	8,699
Saldon Holdings, Inc.	1st Lien Revolving Loan	8,475	(8,041)	434
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	4,367	(3,863)	504
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	742	—	742
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delay Draw Term Loan	292	—	292
Severin Acquisition, LLC	1st Lien Revolving Loan	49,252	(43,484)	5,768
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	9,155	—	9,155
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,000	(610)	390
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	219	—	219
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	2,182	—	2,182
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	444	(443)	1
Silk Holdings III Corp.	1st Lien Revolving Loan	5,350	—	5,350
Smarsh Inc.	1st Lien Revolving Loan	227	—	227
Smarsh Inc.	1st Lien Delay Draw Term Loan	445	—	445

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Solar Bidco Limited	1st Lien Delay Draw Term Loan	835	—	835
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spitfire Bidco Limited	1st Lien Delay Draw Term Loan	3,311	—	3,311
ST Athena Global LLC	1st Lien Revolving Loan	696	—	696
ST Athena Global LLC	1st Lien Delay Draw Term Loan	225	—	225
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	493	—	493
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	1,172	—	1,172
Sun Acquirer Corp.	1st Lien Revolving Loan	1,059	—	1,059
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	1,139	—	1,139
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,000	(3,000)	2,000
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	2,587	(2,586)	1
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	—	653
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	1,683	—	1,683
Superman Holdings, LLC	1st Lien Revolving Loan	1,259	—	1,259
Superman Holdings, LLC	1st Lien Delay Draw Term Loan	2,843	—	2,843
SV Newco 2, Inc.	1st Lien Revolving Loan	588	—	588
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	587	—	587
Symplr Software Inc.	1st Lien Revolving Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(196)	808
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	1,959	—	1,959
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	595	—	595
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	301	—	301
The Hiller Companies, LLC	1st Lien Revolving Loan	965	—	965
The Hiller Companies, LLC	1st Lien Delay Draw Term Loan	839	—	839
The Mather Group, LLC	1st Lien Revolving Loan	750	(235)	515
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	537	—	537
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	448	—	448
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100
Trader Corporation	1st Lien Revolving Loan	13	—	13
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Transit Technologies LLC	1st Lien Delay Draw Term Loan	1,354	—	1,354
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,319	—	1,319
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	1,229	—	1,229
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	654	(54)	600
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	108	—	108
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
Two Six Labs, LLC	1st Lien Delay Draw Term Loan	3,768	—	3,768
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	—	1
Unifi Aviation North America, LLC	1st Lien Delay Draw Term Loan	565	—	565
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	104	—	104
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	834	—	834
UP Intermediate II LLC	1st Lien Revolving Loan	326	(130)	196
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	4,143	—	4,143
Verista, Inc.	1st Lien Revolving Loan	2,000	(167)	1,833
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(30)	180
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	15	—	15
Victors Purchaser, LLC	1st Lien Revolving Loan	2,223	—	2,223
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,927	—	2,927
Visual Edge Technology, Inc.	1st Lien Delay Draw Term Loan	50	—	50
Vobev, LLC	1st Lien Revolving Loan	1	(1)	—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Vobev, LLC	1st Lien Delay Draw Term Loan	496	—	496
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	1,212	—	1,212
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(889)	889
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	396	—	396
Watermill Express, LLC	1st Lien Revolving Loan	506	(101)	405
Watermill Express, LLC	1st Lien Delay Draw Term Loan	355	—	355
Watt Holdco Limited	1st Lien Delay Draw Term Loan	490	—	490
Waverly Advisors, LLC	1st Lien Revolving Loan	3,864	(3,689)	175
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	2,329	—	2,329
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	972	—	972
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	491	—	491
WebPT, Inc.	1st Lien Revolving Loan	216	(62)	154
Wellington Bidco Inc.	1st Lien Revolving Loan	4,126	(3,432)	694
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	653	—	653
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	339	—	339
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	847	—	847
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delay Draw Term Loan	335	—	335
Wildcat BuyerCo, Inc.	1st Lien Revolving Loan	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delay Draw Term Loan	330	—	330
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	551	—	551
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	—	460
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	1,716	—	1,716
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	—	21
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,938	—	1,938
WSBidCo Limited	1st Lien Delay Draw Term Loan	386	—	386
WSHP FC Acquisition LLC	1st Lien Revolving Loan	28,005	(27,817)	188
YE Brands Holdings, LLC	1st Lien Revolving Loan	2,481	(2,344)	137
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	152	—	152
ZB Holdco LLC	1st Lien Revolving Loan	3,846	(3,566)	280
ZB Holdco LLC	1st Lien Delay Draw Term Loan	323	—	323
Zinc Buyer Corporation	1st Lien Revolving Loan	407	—	407
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	696	—	696
		$742,305	$(257,637)	$484,668
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of September 30, 2024.

(k)Non-income producing security as of September 30, 2024.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(m)The Fund sold a participating interest of CAD $7,579 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $5,603 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of September 30, 2024, the interest rate in effect for the secured borrowing was 12.80%.

(n)The Fund sold a participating interest of $536 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $536 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of September 30, 2024, the interest rate in effect for the secured borrowing was 12.46%.

    As of September 30, 2024, the aggregate cost of securities for federal income tax purposes was $6,017,128. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$123,090
Gross unrealized depreciation	(132,478)
Net unrealized depreciation	$(9,388)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of September 30, 2024 were as follows:

Description	Notional Amount to be Purchased		Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation / (Depreciation)
Foreign currency forward contract		$192,426		£143,930	Goldman Sachs	October 25, 2024	$(6,330)
Foreign currency forward contract		$185,954		€166,880	Goldman Sachs	October 25, 2024	(4,000)
Foreign currency forward contract		$32,722	SEK	331,916	Goldman Sachs	October 25, 2024	(1,683)
Foreign currency forward contract		$15,353	CAD	20,752	Goldman Sachs	October 25, 2024	(255)
Foreign currency forward contract		$11,872	NZD	18,686	Goldman Sachs	October 25, 2024	(761)
Foreign currency forward contract		$10,206	AUD	14,758	Goldman Sachs	October 22, 2024	(403)
Foreign currency forward contract		$9,395	AUD	13,583	Goldman Sachs	October 25, 2024	(406)
Foreign currency forward contract	SEK	9,368		$924	Goldman Sachs	October 25, 2024	4
Foreign currency forward contract		$8,776	DKK	58,691	Goldman Sachs	October 25, 2024	(201)
Foreign currency forward contract		$4,491		£3,371	Goldman Sachs	August 21, 2026	(319)
Foreign currency forward contract		$3,901	PLN	15,023	Goldman Sachs	October 25, 2024	(112)
Foreign currency forward contract		$2,380	NZD	3,746	Goldman Sachs	October 17, 2024	(88)
Foreign currency forward contract		$1,373	NOK	14,479	Goldman Sachs	October 25, 2024	(47)
Total							$(14,601)

Interest rate swaps as of September 30, 2024 were as follows:

Description	MRP Shares	Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Payments/Receipts	Change in Unrealized Appreciation / (Depreciation)
Interest rate swap	Series H MRP Shares	6.250%	SOFR +1.7420%	Goldman Sachs	06/07/2027	$100,000	$2,652	$—	$2,652
Interest rate swap	Series I MRP Shares	6.350%	SOFR +2.0865%	Goldman Sachs	06/07/2029	50,000	1,925	—	1,925
Interest rate swap	Series J MRP Shares	6.350%	SOFR +2.0895%	Goldman Sachs	07/03/2029	50,000	1,952	—	1,952
Total						$200,000	$6,529	$—	$6,529

Securities sold short as of September 30, 2024 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	% of Net Assets
BCPE Ulysses Intermediate Inc	Capital Goods	7.75%	04/01/2027	$(1,725)	$(1,710)
Total Corporate Bonds Sold Short (Cost $(1,670,372))					$(1,710)	—%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of September 30, 2024 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put-iShares iBoxx $ High Yield Cor-HYG US	$77	10/18/2024	Barclays	$15,383	$40	$13
Total Purchased Options on Equity Indices					$40	$13

Swap Agreements outstanding as of September 30, 2024 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(817)	$(618)	$(199)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(817)	$(618)	$(199)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S39 Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs	$7,418	$(619)	$(427)	$(192)
CMBX.NA.BBB- S9	M	3.00%	09/17/2058	Goldman Sachs	$1,030	163	246	(83)
Total Swap Agreements - Buy Protection: Over the Counter						$(456)	$(181)	$(275)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs	$(12,968)	$2	$—	$2
Total Swap Agreements - Sell Protection: Over the Counter						$2	$—	$2

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting
Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the board of trustees (the “Board”) has designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for further information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in "net realized and unrealized gains or losses on investments" in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ the net asset valuation policy and procedures that have been reviewed by the Fund's Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for further information). Consistent with its valuation policies and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$1,783,810	$2,846,874	$4,630,684
Subordinated Loans	—	—	87,263	87,263
Corporate Bonds	—	294,349	62,861	357,210
Collateralized Loan Obligations	—	—	422,655	422,655
Private Asset-Backed Investments	—	—	112,200	112,200
Preferred Stock	—	—	308,322	308,322
Common Stock	555	558	85,785	86,898
Warrants	—	—	2,485	2,485
Total Investments	$555	$2,078,717	$3,928,445	$6,007,717
Derivative Assets:
Foreign Currency Forward Contracts	$—	$4	$—	$4
Purchased Equity Options	$13	$—	$—	$13
Credit Default Swaps	$—	$165	$—	$165
Interest Rate Swaps	$—	$6,529	$—	$6,529
Derivative Liabilities:
Foreign Currency Forward Contracts	$—	$(14,605)	$—	$(14,605)
Credit Default Swaps	$—	$(1,436)	$—	$(1,436)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of September 30, 2024. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)

Senior Loans	$2,760,734	Yield Analysis	Market Yield	6.0% - 25.8%	11.2%
Senior Loans	41,692	Broker Quotes	N/A	N/A	N/A
Senior Loans	32,745	Enterprise Value Coverage Analysis	Valuation Multiple	1.8x - 11.6x	8.3x
Senior Loans	11,703	EV Market Multiple Analysis	Valuation Multiple	3.6x - 12.0x	5.6x
Subordinated Loans	87,263	Yield Analysis	Market Yield	11.0% - 16.5%	13.1%
Corporate Bonds	38,376	Yield Analysis	Market Yield	9.3% - 18.2%	13.8%
Corporate Bonds	24,485	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	422,655	Broker Quotes	N/A	N/A	N/A
Private Asset-Backed Investments	112,200	Income (Other)	Yield Discount Rate Constant Default Rate Constant Prepayment Rate Recovery Rate Collection Rate	0.8% - 15.4% 14.3% 0.0% - 49.0% 0.0% - 27.9% 0.0% - 50.0% 93.0%	11.9% 14.3% 24.3% 11.2% 3.1% 93.0%
Preferred Stock	300,192	Yield Analysis	Market Yield	7.0% - 18.0%	14.1%
Preferred Stock	7,581	DCF Analysis	Discount Rate	12.7% - 18.7%	15.3%
Preferred Stock	549	Black-Scholes Analysis	Stock price 10-year treasury rate exercise price	$31.74 3.85% $40.00	$31.74 3.85% $40.00
Common Stock	57,892	EV Market Multiple Analysis	Valuation Multiple	2.9x - 34.6x	12.2x
Common Stock	27,254	DCF Analysis	Discount Rate	12.7% - 20.0%	12.7%
Common Stock	639	NAV Analysis	NA	NA	NA
Warrants	2,445	EV Market Multiple Analysis	Valuation Multiple	2.9x - 9.5x	2.9x
Warrants	40	Enterprise Value Coverage Analysis	Valuation Multiple	5.0x - 9.0x	5.0x
Total Level 3 Investments	$3,928,445

 ________________________________________

(a)Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2024:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Private Asset- Backed Investments	Preferred Stock	Common Stock	Warrants	Total
Balance as of December 31, 2023	$2,363,517	$53,395	$49,486	$345,882	$63,590	$189,554	$51,273	$2,005	$3,118,702
Purchases	1,569,759	31,089	16,074	190,610	59,551	101,574	30,657	1,056	2,000,370
Sales and principal redemptions	(1,067,137)	(1,445)	(10,056)	(116,652)	(11,650)	17,440	(2,696)	(511)	(1,192,707)
Net realized and unrealized gains (losses)	8,011	1,101	1,121	2,923	463	(246)	6,551	210	20,134
Accrued discounts (premiums)	5,378	235	38	(108)	246	—	—	(275)	5,514
Transfers in to Level 3(a)	3,412	2,888	6,198	—	—	—	—	—	12,498
Transfers out of Level 3(a)	(36,066)	—	—	—	—	—	—	—	(36,066)
Balance as of September 30, 2024	$2,846,874	$87,263	$62,861	$422,655	$112,200	$308,322	$85,785	$2,485	$3,928,445
Net change in unrealized gains (losses) from investments held at September 30, 2024	$5,609	$1,170	$(1,400)	$(2,671)	$334	$(164)	$7,010	$563	$10,451
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the nine months ended September 30, 2024. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.